MERRILL LYNCH
                                                              SMALL CAP
                                                              INDEX FUND

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                                   June 30, 1999

                       Merrill Lynch Small Cap Index Fund

Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and
 Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

DEAR SHAREHOLDER

Small-capitalization stocks suffered through a dismal period in the first quarter of 1999, with the Russell 2000 Index ending March at 397.63, a level it had first attained nearly two years earlier, in July 1997. However, during the second quarter of the year, we witnessed a dramatic reversal, as the Index rebounded strongly to post a strong +15.55% total return. Double-digit returns in nearly every sector of the Index contributed to this result, led by the technology, energy, producer durables, and the auto and transportation groups. The June quarter was highlighted by the annual reconstitution of the Index on the last day of the period to reflect the new capitalization sort of all potential constituents. This year's changes were dominated by the removal from the Index of some of the largest Internet-related companies whose market capitalizations had grown to greater than $10 billion. In all, some 360 companies in the Index were removed, and approximately 500 new companies were added. More companies are added than deleted on the reconstitution date since companies deleted during the preceding 12 months since the last reconstitution are not replaced in the Index until the end of June.

Portfolio Matters

The investment objective of the Fund is to seek to replicate the return of the Russell 2000 Index. The Fund seeks to achieve its objective by investing all of its assets in Merrill Lynch Small Cap Index Series. There are two principal investments made by the Series in its attempt to replicate the return of the benchmark Russell 2000 Index. The primary investment of the Series is an underlying equity portfolio in which most of the Series' assets are placed. In addition, the Series frequently maintains a long position in Russell 2000 futures contracts, which are used as a mechanism to invest daily cash inflows. Futures can be sold more easily and with less cost should the need for cash arise in the event of Fund redemptions. In addition, futures are an efficient way to invest cash flow in the Russell 2000 Index since there are a large number of stocks in the benchmark, many of which are illiquid. If cash flows remain steady, the Series converts futures contracts to underlying Russell 2000 Index stocks periodically. The use of the underlying equity portfolio plus the futures contracts allows the Series to be as fully invested as possible. We invest in an "optimized" portfolio of equities, which consists of stocks in the Russell 2000 Index that are statistically selected to provide returns that closely approximate those of the Russell 2000 Index as a whole.

For the quarter ended June 30, 1999, Merrill Lynch Small Cap Index Fund's Class A and Class D Shares had total returns of +15.29% and +15.20%, respectively. The Fund's benchmark, the unmanaged Russell 2000 Index, had a total return of +15.55% for the same three-month period. (Complete performance information can be found below on page 3 of this report to shareholders.) The Fund's slight underperformance was attributed primarily to two factors. First, net cash inflows and outflows represented, on a cumulative basis, approximately 30% of the Fund's net assets during this period. The second factor was the cost to the Fund resulting from the annual reconstitution, since trades totaling approximately $40 million ($20 million in purchases and $20 million in sales) were undertaken in order to maintain the correct weightings of new and existing holdings.

The Fund closed the first half of 1999 with record net assets of $58.2 million. This represents growth of more than 44% over the Fund's net assets of $40.4 million at the end of the first quarter of 1999. Net new cash inflows into the Fund totaled $11.0 million during the second quarter. As of June 30, 1999, the Series' portfolio was valued at $72.2 million. In addition, the Series held a long position of Russell 2000 September 1999 futures contracts.

In Conclusion

We thank you for your investment in Merrill Lynch Small Cap Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

August 16, 1999


PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results

                                            12 Month      3 Month     Since Inception
                                          Total Return  Total Return    Total Return
=====================================================================================
ML Small Cap Index Fund Class A Shares*      +0.82%        +15.29%        +33.71%
-------------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares*      +0.51         +15.20         +32.91
-------------------------------------------------------------------------------------
Russell 2000 Index**                         +1.50         +15.55         +35.72
=====================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.

Average Annual
Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
Year Ended 6/30/99                                                       + 0.82%
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/99                                      +13.95
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 6/30/99                                                       + 0.51%
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/99                                      +13.64
--------------------------------------------------------------------------------


                                     2 & 3

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND         As of June 30, 1999
=============================================================================================================================
Assets:            Investment in Merrill Lynch Small Cap Index Series, at value (identified
                     cost--$57,400,375) (Note 1a) .................................................              $ 58,284,724
                   Deferred organization expenses (Note 1d) .......................................                     9,956
                   Prepaid registration fees and other assets (Note 1d) ...........................                     8,959
                                                                                                                 ------------
                   Total assets ...................................................................                58,303,639
                                                                                                                 ------------
=============================================================================================================================
Liabilities:       Payables:
                     Distributor (Note 2) .........................................................  $   6,952
                     Administrator (Note 2) .......................................................      5,726         12,678
                                                                                                     ---------
                   Accrued expenses and other liabilities .........................................                    60,638
                                                                                                                 ------------
                   Total liabilities ..............................................................                    73,316
                                                                                                                 ------------
=============================================================================================================================
Net Assets:        Net assets .....................................................................              $ 58,230,323
                                                                                                                 ============
=============================================================================================================================
Net Assets         Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized.              $        230
Consist of:        Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized.                       292
                   Paid-in capital in excess of par ...............................................                53,040,099
                   Undistributed investment income--net ...........................................                   257,478
                   Undistributed realized capital gains on investments from the Series--net .......                 4,047,875
                   Unrealized appreciation on investments from the Series--net ....................                   884,349
                                                                                                                 ------------
                   Net assets .....................................................................              $ 58,230,323
                                                                                                                 ============
=============================================================================================================================
Net Asset          Class A--Based on net assets of $25,649,132 and 2,299,096 shares outstanding ...              $      11.16
Value:                                                                                                           ============
                   Class D--Based on net assets of $32,581,191 and 2,924,878 shares outstanding ...              $      11.14
                                                                                                                 ============
=============================================================================================================================

                   See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND         For the Six Months Ended June 30, 1999
=============================================================================================================================
Investment Income  Investment income allocated from the Series ....................................               $   412,400
(Note 1b):         Expenses allocated from the Series .............................................                   (40,767)
                                                                                                                  -----------
                   Net investment income from the Series ..........................................                   371,633
                                                                                                                  -----------
=============================================================================================================================
Expenses:          Administration fee (Note 2) ....................................................  $  52,761
                   Account maintenance fee--Class D (Note 2) ......................................     35,077
                   Printing and shareholder reports ...............................................     23,800
                   Registration fees (Note 1d) ....................................................     11,702
                   Professional fees ..............................................................     11,342
                   Transfer agent fees (Note 2) ...................................................      9,327
                   Amortization of organization expenses (Note 1d) ................................      1,838
                   Accounting services (Note 2) ...................................................        774
                   Other ..........................................................................        875
                                                                                                     ---------
                   Total expenses before reimbursement ............................................    147,496
                   Reimbursement of expenses (Note 2) .............................................    (33,341)
                                                                                                     ---------
                   Total expenses after reimbursement .............................................                   114,155
                                                                                                                  -----------
                   Investment income--net .........................................................                   257,478
                                                                                                                  -----------
=============================================================================================================================
Realized &         Realized gain on investments from the Series--net ..............................                 3,807,497
Unrealized Gain    Change in unrealized appreciation on investments from the Series--net ..........                   (92,963)
(Loss) from the                                                                                                   -----------
Series--Net:       Net Increase in Net Assets Resulting from Operations ...........................               $ 3,972,012
                                                                                                                  ===========
=============================================================================================================================

                   See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                            For the Six      For the
SMALL CAP                                                                                               Months Ended    Year Ended
INDEX FUND         Increase (Decrease) in Net Assets:                                                   June 30, 1999  Dec. 31, 1998
====================================================================================================================================
Operations:        Investment income--net .............................................................. $   257,478   $    441,469
                   Realized gain on investments from the Series--net ...................................   3,807,497      5,424,578
                   Change in unrealized appreciation on investments from the Series--net ...............     (92,963)    (5,804,951)
                                                                                                         -----------   ------------
                   Net increase in net assets resulting from operations ................................   3,972,012         61,096
                                                                                                         -----------   ------------
====================================================================================================================================
Dividends &        Investment income--net:
Distributions to     Class A ...........................................................................          --       (202,428)
Shareholders         Class D ...........................................................................          --       (238,209)
(Note 1e):         In excess of investment income--net:
                     Class A ...........................................................................          --         (8,064)
                     Class D ...........................................................................          --         (9,489)
                   Realized gain on investments from the Series--net:
                     Class A ...........................................................................          --     (2,123,929)
                     Class D ...........................................................................          --     (3,230,457)
                                                                                                         -----------   ------------
                   Net decrease in net assets resulting from dividends and distributions to shareholders          --     (5,812,576)
                                                                                                         -----------   ------------
====================================================================================================================================
Capital Share      Net increase (decrease) in net assets derived from capital share transactions .......   5,195,452    (10,441,939)
Transactions                                                                                             -----------   ------------
(Note 4):
====================================================================================================================================
Net Assets:        Total increase (decrease) in net assets .............................................   9,167,464    (16,193,419)
                   Beginning of period .................................................................  49,062,859     65,256,278
                                                                                                         -----------   ------------
                   End of period* ...................................................................... $58,230,323   $ 49,062,859
                                                                                                         ===========   ============
====================================================================================================================================
                 * Undistributed investment income--net ................................................ $   257,478   $         --
                                                                                                         ===========   ============
====================================================================================================================================

                   See Notes to Financial Statements.


                                     4 & 5

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

FINANCIAL HIGHLIGHTS

                                                                                                    Class A
                                                                              -------------------------------------------------
MERRILL LYNCH      The following per share data and ratios have been derived                                     For the Period
SMALL CAP          from information provided in the financial statements.      For the Six         For the           April 9,
INDEX FUND                                                                     Months Ended       Year Ended        1997+ to
                   Increase (Decrease) in Net Asset Value:                    June 30, 1999      Dec. 31, 1998    Dec. 31, 1997
===============================================================================================================================
Per Share          Net asset value, beginning of period ..................    $       10.27      $       12.28    $       10.00
Operating                                                                     -------------      -------------    -------------
Performance:       Investment income--net ................................              .05                .13              .10
                   Realized and unrealized gain (loss) on investments from
                     the Series--net .....................................              .84               (.59)            2.60
                                                                              -------------      -------------    -------------
                   Total from investment operations ......................              .89               (.46)            2.70
                                                                              -------------      -------------    -------------
                   Less dividends and distributions:
                     Investment income--net ..............................               --               (.13)            (.10)
                     In excess of investment income--net .................               --               (.01)              --++
                     Realized gain on investments from the Series--net ...               --              (1.41)            (.32)
                                                                              -------------      -------------    -------------
                   Total dividends and distributions .....................               --              (1.55)            (.42)
                                                                              -------------      -------------    -------------
                   Net asset value, end of period ........................    $       11.16      $       10.27    $       12.28
                                                                              =============      =============    =============
===============================================================================================================================
Total Investment   Based on net asset value per share ....................             8.67%+++          (3.14%)          27.04%+++
Return:                                                                       =============      =============    =============
===============================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ......................              .50%*              .50%             .52%*
Net Assets:                                                                   =============      =============    =============
                   Expenses++ ............................................              .66%*              .84%            1.00%*
                                                                              =============      =============    =============
                   Investment income--net ................................             1.23%*             1.14%            1.45%*
                                                                              =============      =============    =============
===============================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............    $      25,649      $      18,122    $      26,478
Data:                                                                         =============      =============    =============
===============================================================================================================================

                                                                                                    Class D
                                                                              -------------------------------------------------
MERRILL LYNCH      The following per share data and ratios have been derived                                     For the Period
SMALL CAP          from information provided in the financial statements.      For the Six         For the           April 9,
INDEX FUND                                                                     Months Ended       Year Ended        1997+ to
                   Increase (Decrease) in Net Asset Value:                    June 30, 1999      Dec. 31, 1998    Dec. 31, 1997
===============================================================================================================================
Per Share          Net asset value, beginning of period ..................    $       10.27      $       12.28    $       10.00
Operating                                                                     -------------      -------------    -------------
Performance:       Investment income--net ................................              .05                .11              .09
                   Realized and unrealized gain (loss) on investments from
                     the Series--net .....................................              .82               (.60)            2.60
                                                                              -------------      -------------    -------------
                   Total from investment operations ......................              .87               (.49)            2.69
                                                                              -------------      -------------    -------------
                   Less dividends and distributions:
                     Investment income--net ..............................               --               (.11)            (.09)
                     In excess of investment income--net .................               --                 --++             --++
                     Realized gain on investments from the Series--net ...               --              (1.41)            (.32)
                                                                              -------------      -------------    -------------
                   Total dividends and distributions .....................               --              (1.52)            (.41)
                                                                              -------------      -------------    -------------
                   Net asset value, end of period ........................    $       11.14      $       10.27    $       12.28
                                                                              =============      =============    =============
===============================================================================================================================
Total Investment   Based on net asset value per share ....................             8.47%+++          (3.41%)          26.87%+++
Return:                                                                       =============      =============    =============
===============================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ......................              .75%*              .75%             .77%*
Net Assets:                                                                   =============      =============    =============
                   Expenses++ ............................................              .91%*             1.09%            1.25%*
                                                                              =============      =============    =============
                   Investment income--net ................................              .96%*              .88%            1.20%*
                                                                              =============      =============    =============
===============================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............    $      32,581      $      30,941    $      38,778
Data:                                                                         =============      =============    =============
===============================================================================================================================

                 * Annualized.
                 + Commencement of operations.
                ++ Includes the Fund's share of the Series' allocated expenses.
               +++ Aggregate total investment return.
                ++ Amount is less than $.01 per share.

                     See Notes to Financial Statements.


                                     6 & 7

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in Merrill Lynch Small Cap Index Series (the "Series") of Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have extensive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.22% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 1999, MLAM earned fees of $52,761, of which $33,341 were voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 1999 were $17,368,265 and $12,256,555, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $5,195,452 and $(10,441,939) for the six months ended June 30, 1999 and the year ended December 31, 1998, respectively. Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended June 30, 1999                              Shares                Amount
--------------------------------------------------------------------------------
Shares sold ............................       1,462,238           $ 15,053,719
Shares redeemed ........................        (927,210)            (9,244,219)
                                              ----------           ------------
Net increase ...........................         535,028           $  5,809,500
                                              ==========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year Ended                                      Dollar
December 31, 1998                                Shares                Amount
--------------------------------------------------------------------------------
Shares sold ............................       1,822,073           $ 21,518,635
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................         219,531              2,153,600
                                              ----------           ------------
Total issued ...........................       2,041,604             23,672,235
Shares redeemed ........................      (2,433,281)           (29,828,044)
                                              ----------           ------------
Net decrease ...........................        (391,677)          $ (6,155,809)
                                              ==========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended June 30, 1999                              Shares                Amount
--------------------------------------------------------------------------------
Shares sold ............................       1,152,947           $ 11,886,031
Shares redeemed ........................      (1,240,853)           (12,500,079)
                                              ----------           ------------
Net decrease ...........................         (87,906)          $   (614,048)
                                              ==========           ============

--------------------------------------------------------------------------------
Class D Shares for the Year Ended                                      Dollar
December 31, 1998                                Shares                Amount
--------------------------------------------------------------------------------
Shares sold ............................       2,397,589           $ 27,045,598
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................         302,281              2,965,374
                                              ----------           ------------
Total issued ...........................       2,699,870             30,010,972
Shares redeemed ........................      (2,845,324)           (34,297,102)
                                              ----------           ------------
Net decrease ...........................        (145,454)          $ (4,286,130)
                                              ==========           ============
--------------------------------------------------------------------------------


                                      8 & 9

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

SCHEDULE OF INVESTMENTS

                  Merrill Lynch Small Cap Index Series
                  ------------------------------------------------------------------
                                                                 Shares      Value
COMMON STOCKS     Issue                                           Held     (Note 1a)
====================================================================================
                + @ Entertainment, Inc.                           1,800   $   33,750
                  1st Source Corporation                            879       28,128
                + 3Dfx Interactive, Inc.                          1,500       23,437
                + 99 Cents Only Stores                              704       35,156
                  A. Schulman, Inc.                               2,731       46,939
                  A.M. Castle & Company                           2,000       34,000
                  A.O. Smith Corporation                          1,500       42,000
                  AAR Corp.                                       3,674       83,354
                  ABM Industries, Inc.                            1,933       59,319
                + ABR Information Services, Inc.                  2,100      189,131
                + ACTV, Inc.                                      3,000       41,625
                + ADVO Systems, Inc.                              2,735       56,751
                  AGCO Corporation                                4,000       45,250
                  AGL Resources Inc.                              3,700       68,219
                + ALARIS Medical, Inc.                            5,200       17,550
                  AMCOL International Corporation                 2,750       39,531
                  AMCORE Financial, Inc.                          3,700       85,331
                  AMETEK, Inc.                                    3,230       74,290
                + AMF Bowling, Inc.                               5,000       42,187
                + ANADIGICS, Inc.                                 1,200       44,400
                + ANTEC Corporation                               3,137      100,580
                  ARM Financial Group, Inc.                       1,903       16,175
                  ASARCO Incorporated                             2,711       51,001
                + ATMI, Inc.                                      1,900       56,525
                + AVT Corporation                                 1,000       37,875
                + AXENT Technologies, Inc.                        2,446       27,212
                  Aaron Rents, Inc.                               1,577       35,088
                + Abacus Direct Corporation                         973       89,029
                + About.com, Inc.                                   200       10,375
                + AboveNet Communications Inc.                    2,200       88,825
                + Acceptance Insurance Companies Inc.             2,600       39,162
                + Actel Corp.                                     2,271       33,497
                + Action Performance Companies, Inc.              1,269       41,877
                + Activision, Inc.                                2,000       29,125
                + Acuson Corporation                              2,600       44,687
                + Adaptive Broadband Corporation                  2,002       43,794
                + Adtran, Inc.                                    2,262       82,280
                + Advance Paradigm, Inc.                            700       42,700
                + Advanced Digital Information Corporation          900       36,450
                + Advanced Energy Industries, Inc.                  700       28,394
                + Advanced Fibre Communications, Inc.             5,300       82,812
                + Advanced Radio Telecom Corp.                    2,000       28,750
                  Advanta Corp.                                   2,839       51,279
                + Advent Software, Inc.                             600       40,200
                + Aeroflex Incorporated                           1,500       29,625
                + Affiliated Managers Group, Inc.                 2,109       63,665
                + Affymetrix, Inc.                                1,684       83,147
                + Aftermarket Technology Corp.                    2,500       28,437
                + AgriBioTech, Inc.                               3,727       22,595
                + Agribrands International, Inc.                    708       28,010
                  Air Express International Corporation           3,778       95,867
                  Airborne Freight Corporation                    3,400       94,137
                + Airgas, Inc.                                    4,710       57,697
                + AirTran Holdings, Inc.                          5,100       29,325
                + Alaska Air Group, Inc.                          1,904       79,492
                + Albany International Corp. (Class A)            2,002       41,541
                  Albemarle                                       1,100       25,437
                  Alexander & Baldwin, Inc.                       3,432       76,362
                  Alfa Corporation                                1,900       38,000
                + Algos Pharmaceutical Corporation                1,100       24,269
                + Alkermes, Inc.                                  2,302       53,234
                + Allaire Corporation                               400       69,930
                + Alleghany Corporation                             378       27,300
                + Allen Telecom Inc.                              2,600       27,950
                  Alliance Bancorp                                1,100       25,575
                + Alliant Techsystems Inc.                          700       60,550
                  Allied Capital Corporation                      3,300       79,200
                + Alpha Industries, Inc.                          1,100       52,387
                  Alpharma, Inc. (Class A)                        2,134       75,890
                + Alterra Healthcare Corporation                  1,800       24,750
                + Amerco                                          1,375       30,937
                  America Retirement Corporation                  1,545       19,312
                + America West Holdings (Class B)                 4,286       80,898
                + American Freightways Corporation                1,682       32,904
                  American Health Properties, Inc.                1,800       36,225
                  American Heritage Life Investment
                    Corporation                                   1,268       31,066
                + American Italian Pasta Company (Class A)        1,885       57,257
                + American Management Systems,
                    Incorporated                                  4,562      146,269
                + American Xtal Technology, Inc.                  1,200       28,575
                + AmeriCredit Corp.                               6,019       96,304
                + AmeriSource Health Corporation (Class A)        4,222      107,661
                  AmerUs Life Holdings, Inc. (Class A)            1,200       32,400
                + Ames Department Stores, Inc.                    1,853       84,543
                + Amkor Technology, Inc.                          6,000       61,500
                + Amphenol Corp. (Class A)                        1,294       51,436
                  Analysts International Corporation              2,300       33,062
                  Anchor Bancorp, Inc.                            2,200       39,187
                + Anchor Gaming                                     389       18,696
                + Ancor Communications, Incorporated              2,100       67,987
                + Andrew Corporation                              5,700      107,944
                + Anixter International, Inc.                     3,053       55,717
                + AnnTaylor Stores Corporation                    2,275      102,375
                + AnswerThink Consulting Group, Inc.              2,100       53,025
                + Apex Inc.                                       1,600       32,800
                  Apogee Enterprises, Inc.                        4,462       59,958
                  Applebee's International, Inc.                  2,869       86,429
                  Applied Industrial Technologies, Inc.           2,650       50,350
                  Applied Power Inc. (Class A)                    2,981       81,419
                + AppliedTheory Corporation                         400        5,100
                + Apria Healthcare Group Inc.                     4,358       74,086
                  AptarGroup, Inc.                                3,471      104,130
                  Aquarion Company                                  958       33,290
                + Arcadia Financial Ltd.                          3,600       27,900
                  Arch Chemicals, Inc.                            1,400       34,037
                  Arch Coal, Inc.                                 2,000       27,750
                + Ardent Software, Inc.                           1,300       27,625
                  Argonaut Group, Inc.                            1,700       40,800
                + Armco, Inc.                                     9,886       65,495
                  Arnold Industries, Inc.                         2,000       30,875
                  Arrow International, Inc.                       1,000       25,875
                + Artesyn Technologies, Inc.                      3,512       77,922
                  Arthur J. Gallagher & Co.                       1,452       71,874
                  Arvin Industries, Inc.                          1,990       75,371
                + Ascent Entertainment Group, Inc.                4,490       63,421
                + Aspect Development, Inc.                        1,990       36,815
                + Aspect Telecommunications                       5,112       49,842
                + Aspen Technology, Inc.                          2,000       23,500
                  Associated Estates Realty Corporation           1,464       17,293
                + Astec Industries, Inc.                          1,000       40,750
                + Asyst Technologies, Inc.                        1,000       29,937
                + Atlas Air, Inc.                                   900       29,025
                  Atmos Energy Corporation                        3,641       91,025
                + Atwood Oceanics, Inc.                             777       24,281
                + Auspex Systems, Inc.                            2,400       26,100
                  Authentic Fitness Corp.                         2,000       35,000
                  Avado Brands, Inc                               3,222       26,984
                + Avant! Corporation                              3,070       38,759
                + Aviation Sales Company                            700       27,650
                + Avid Technology, Inc.                           2,599       41,909
                + Aviron                                          1,300       37,375
                + Avis Rent A Car, Inc.                           2,768       80,618
                  Avista Corporation                              4,948       80,405
                + Avondale Industries, Inc.                         744       29,016
                + Aware, Inc.                                     1,300       59,962
                + Aztar Corporation                               5,400       49,612
                + BE Aerospace, Inc.                              2,614       48,849
                  BMC Industries, Inc.                            3,100       31,969
                  BRE Properties, Inc.                            3,492       90,574
                  Baldor Electric Company                         3,256       64,713
                  Baldwin & Lyons, Inc. (Class B)                 1,174       27,809
                  Ballard Medical Products                        3,508       81,780
                + Bally Total Fitness Holding Corporation         2,331       66,142
                  BancorpSouth, Inc.                              5,745      104,128
                + BancTec, Inc.                                   2,582       46,315
                  BancWest Corporation                            1,723       63,966
                  Bandag, Incorporated                              996       34,549
                  Bank of Granite Corp.                             958       23,591
                  Bank United Corp. (Class A)                     2,233       89,739
                  BankAtlantic Bancorp, Inc. (Class B)            4,080       33,150
                  Banknorth Group, Inc.                           2,841       93,753
                  Banta Corporation                               2,743       57,603
                  Barnes Group Inc.                               1,401       30,472
                + barnesandnoble.com inc                          2,100       37,800
                + Barr Laboratories, Inc.                           700       27,912
                + Barrett Resources Corporation                   3,043      116,775
                  Bassett Furniture Industries, Incorporated      2,001       44,522
                  Battle Mountain Gold Company                    5,000       12,187
                  Bay View Capital Corporation                    1,478       30,299
                  Bedford Property Investors, Inc.                1,500       26,812
                  Belden Inc.                                     2,459       58,862
                + Bell & Howell Company                           1,961       74,150
                + Benchmark Electronics, Inc.                     1,422       51,103
                + Beringer Wine Estates Holdings,
                    Inc. (Class B)                                  800       33,425
                  Berkley (W.R.) Corporation                      1,500       37,500
                  Berkshire Realty Company, Inc.                  2,657       30,722
                  Berry Petroleum Company (Class A)               3,069       42,774
                + Bethlehem Steel Corporation                     9,100       69,956
                + Beverly Enterprises, Inc.                       6,200       49,987
                + Beyond.com Corporation                          1,700       48,769
                + Big Flower Holdings, Inc.                       2,200       70,125
                + Billing Concepts Corp.                          3,023       33,820
                  Bindley Western Industries, Inc.                1,326       30,589
                + BindView Development Corporation                1,200       28,500
                + Biomatrix, Inc.                                 2,066       44,677
                + Bio-Rad Laboratories, Inc. (Class A)            1,400       36,575
                + Bio-Technology General Corp.                    5,027       32,675
                + Black Box Corporation                           1,705       85,463
                  Black Hills Corporation                         1,739       40,214
                  Block Drug Company, Inc. (Class A)              1,132       47,190
                  Blount International, Inc. (Class A)            1,945       52,880
                  Bob Evans Farms, Inc.                           4,393       87,311


                                    10 & 11

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

                  Merrill Lynch Small Cap Index Series (continued)
                  ------------------------------------------------------------------
COMMON STOCKS                                                     Shares     Value
(continued)       Issue                                            Held    (Note 1a)
====================================================================================
                + The Bombay Company, Inc.                         3,300  $   25,369
                + Borders Group, Inc.                              5,700      90,131
                  Bowne & Co., Inc.                                4,089      53,157
                + Boyd Gaming Corporation                          5,400      37,800
                + The Boyds Collection, Ltd.                       4,300      74,444
                  Boykin Lodging Company                             817      12,561
                  Bradley Real Estate, Inc.                        1,434      29,755
                  Brandywine Realty Trust                          3,557      70,473
                + Brightpoint, Inc.                                5,453      33,059
                + BroadVision, Inc.                                1,428     105,315
                + Brooks Automation, Inc.                          1,000      27,062
                  Brown & Brown                                      839      31,882
                  Brown Shoe Company Inc.                          1,706      37,105
                  Brush Wellman, Inc.                              2,608      47,270
                + Buckeye Technologies Inc.                        2,722      41,340
                + Budget Group, Inc. (Class A)                     2,196      27,038
                + Buffets, Inc.                                    5,207      59,880
                + Building One Services Corporation                3,118      43,262
                  Burlington Coat Factory Warehouse
                    Corporation                                    1,500      28,969
                + Burlington Industries, Inc.                      5,600      50,750
                  Burnham Pacific Properties, Inc.                 4,766      58,681
                + Burr-Brown Corp.                                 2,592      94,932
                  C&D Technologies, Inc.                             991      30,349
                  C.H. Robinson Worldwide, Inc.                    4,142     152,218
                + CB Richard Ellis Services Inc.                   1,400      34,825
                  CBL & Associates Properties, Inc.                1,832      48,319
                  CBRL Group, Inc.                                 3,500      60,594
                + C-Cube Microsystems Inc.                         3,514     111,350
                + CCC Information Services Group Inc.              2,676      34,453
                + CD Radio, Inc.                                   1,200      36,562
                + CDI Corp.                                          800      27,250
                + CDnow Inc.                                       1,545      27,231
                + CEC Entertainment Inc.                             949      40,095
                  CFSB Bancorp, Inc.                                 689      16,967
                  CFW Communications Company                       1,073      26,020
                + CHS Electronics, Inc.                            3,002      13,134
                + CIBER, Inc.                                      3,000      57,375
                  CILCORP, Inc.                                    1,105      69,062
                  CKE Restaurants, Inc.                            3,300      53,625
                  CLARCOR Inc.                                     3,348      64,240
                  CMP Group Inc.                                   2,622      68,664
                + CONMED Corporation                               2,062      63,149
                + COR Therapeutics, Inc.                           4,090      60,327
                + CORT Business Services Corporation               2,073      49,622
                  CPI Corp.                                        1,568      51,744
                + CSK Auto Corporation                             1,872      50,544
                + CSS Industries, Inc.                             1,300      36,562
                  CSW Credit, Inc.                                   800      32,900
                  CTS Corporation                                    717      50,190
                + CUNO Incorporated                                2,300      43,987
                + Cable Design Technologies Corporation            2,848      43,966
                  Cabot Industrial Trust                           1,700      36,125
                  Cabot Oil & Gas Corporation (Class A)            2,968      55,279
                + Cadiz Inc.                                       3,700      34,919
                  Calgon Carbon Corporation                        4,986      29,604
                  California Water Service Group                     951      24,845
                  Callaway Golf Company                            5,400      78,975
                  Cambrex Corporation                              2,606      68,407
                + Cambridge Technology Partners, Inc.              3,600      63,225
                  Camden Property Trust                            3,600      99,900
                + Canadaigua Brands, Inc. (Class A)                1,473      77,240
                  Capital Re Corporation                           2,138      34,342
                + CapRock Communications Corp.                     2,300      93,150
                  Capstead Mortgage Corporation                    4,900      26,644
                  Caraustar Industries, Inc.                       2,158      53,276
                + Career Education Corporation                       800      27,050
                + Carmike Cinemas, Inc. (Class A)                  1,700      27,094
                  Carolina First Corporation                       2,952      71,955
                  Carpenter Technology Corporation                 2,210      63,123
                  Carter-Wallace, Inc.                             2,510      45,651
                  Casey's General Stores, Inc.                     5,131      76,965
                  Cash America International, Inc.                 3,627      46,698
                + Castle & Cooke, Inc.                             3,000      52,875
                + Catalytica, Inc.                                 4,458      62,412
                  Cathay Bancorp, Inc.                               710      30,175
                  The Cato Corporation (Class A)                   2,400      27,900
                + Celera Genomics                                  2,100      33,994
                + Celgene Corporation                              1,600      28,100
                + CellNet Data Systems, Inc.                       4,819      43,371
                + Cellular Communications of Puerto Rico, Inc.     1,032      29,412
                + Centennial Bancorp                               1,560      21,547
                  CenterPoint Properties Corporation                 900      32,962
                  Centertrust Retail Properties, Inc.              1,895      22,266
                + Central Garden & Pet Company                     2,965      30,391
                  Central Hudson Gas & Electric Corporation        1,300      54,600
                + Century Business Services, Inc.                  4,590      66,555
                + Cephalon, Inc.                                   2,244      38,989
                + Cerner Corporation                               2,861      59,992
                + Champion Enterprises, Inc.                       4,517      84,129
                + Championship Auto Racing Teams, Inc.               800      23,950
                + Chaparral Resources, Inc.                        4,100     161,950
                  Charles E. Smith Residential Realty, Inc.        1,412      47,920
                + Charming Shoppes, Inc.                          11,200      68,250
                  Charter Municipal Mortgage Acceptance
                    Company                                        3,000      38,437
                  Chatequ Communities, Inc.                        1,663      49,786
                + Chattem, Inc.                                      800      25,450
                + Checkpoint Systems, Inc.                         3,956      35,357
                + The Cheesecake Factory Incorporated              1,820      55,510
                  Chelsea GCA Realty, Inc.                         1,231      45,701
                  Chemed Corporation                                 650      21,612
                  ChemFirst Inc.                                   2,432      59,128
                  Chemical Financial Corporation                     742      25,831
                  Chesapeake Corporation                           1,840      68,885
                  Chicago Title Corporation                        1,118      39,899
                + The Children's Place Retail Stores, Inc.         1,400      56,700
                  Chiquita Brands International, Inc.              3,281      29,529
                + ChiRex Inc.                                      1,100      35,337
                  Chittenden Corporation                           1,234      38,562
                + Choice Hotels International, Inc.                4,641      91,660
                + ChoicePoint Inc.                                 1,255      84,242
                  Church & Dwight Co., Inc.                        1,899      82,606
                  Churchill Downs Incorporated                     1,300      44,850
                  Circle International Group, Inc.                 1,653      36,159
                + Cirrus Logic, Inc.                               6,959      61,761
                + Cisco Systems, Inc.                                338      21,806
                + Citadel Communications Corporation               1,400      50,662
                  Citizens Banking Corporation                     1,947      58,532
                  City Holding Company                             1,000      29,000
                + Clarify Inc.                                     1,650      68,062
                  Cleco Corporation                                2,445      74,267
                  Cleveland-Cliffs Inc.                              884      28,619
                + Coach USA, Inc.                                  1,941      81,401
                  Coachmen Industries, Inc.                        2,499      58,102
                + Cognex Corporation                               3,487     110,058
                + Coherent, Inc.                                   2,859      53,249
                  Cohu, Inc.                                       1,300      45,987
                + Coinstar, Inc.                                   1,400      40,162
                + Coldwater Creek Inc.                             1,200      23,400
                  Collins & Aikman Corporation                     8,119      61,907
                  Colonial Properties Trust                        2,900      81,925
                + Coltec Industries Inc.                           3,200      69,400
                + Columbia Laboratories, Inc.                      3,260      27,914
                + Com21, Inc.                                      1,400      23,887
                + Comfort Systems USA, Inc.                        3,450      62,100
                  Commerce Bancorp, Inc.                           2,512     107,388
                  The Commerce Group, Inc.                         2,049      49,944
                  Commercial Metals Company                        2,092      59,622
                  Commercial Net Lease Realty                      1,087      13,995
                + CommNet Cellular Inc.                            2,500      65,625
                  Commonwealth Bancorp, Inc.                       2,648      47,498
                  Commonwealth Energy System                       1,493      62,706
                + Commonwealth Telephone Enterprises, Inc.           600      24,262
                + CommScope, Inc.                                  3,318     102,028
                  Community First Bankshares, Inc.                 3,866      92,301
                + Complete Business Solutions, Inc.                1,900      34,081
                + CompUSA Inc.                                     7,200      53,550
                + Computer Horizons Corp.                          2,966      40,968
                + Computer Network Technology Corporation          2,000      43,250
                  Computer Task Group, Incorporated                1,613      27,421
                + Concentra Managed Care, Inc.                     3,843      56,924
                + Concentric Network Corporation                   3,236     128,631
                + Concord Communications, Inc.                     1,632      73,440
                + Concur Technologies, Inc.                        1,000      28,125
                + Concurrent Computer Corporation                  4,400      27,775
                  Connecticut Energy Corporation                     816      31,467
                  Conning Corporation                              2,100      34,125
                + Consolidated Freightways Corporation             3,400      43,669
                + Consolidated Graphics, Inc.                        888      44,400
                + Consolidated Products, Inc.                      3,305      59,490
                + Conventry Health Care Inc.                       5,715      62,151
                  Cooper Companies, Inc.                             900      22,444
                + Copart, Inc.                                     1,500      31,875
                + Corixa Corporation                               1,100      19,594
                  Corn Products International, Inc.                3,187      97,004
                  Cornerstone Realty Income Trust, Inc.            2,300      24,725
                + The Corporate Executive Board Company              700      24,894
                + Corporate Express, Inc.                          8,100      56,700
                + Cost Plus, Inc.                                  1,100      50,050
                + Coulter Pharmaceutical, Inc.                     1,561      35,220
                  Cousins Properties, Inc.                         2,647      89,502
                + Covance Inc.                                     5,450     130,459
                  Crawford & Company (Class B)                     4,122      66,982
                + Credence Systems Corporation                     1,700      63,112
                + Cree Research, Inc.                                900      69,244
                  Crompton & Knowles Corporation                   4,300      84,119
                  Cross Timbers Oil Company                        4,500      66,937
                  Crown American Realty Trust                      1,696      12,402
                + Cumulus Media Inc. (Class A)                     1,700      37,187
                + CustomTracks Corporation                         1,200      67,125
                + Cybex Computer Products Corporation                900      25,087
                + Cymer, Inc.                                      2,744      68,600
                + Cypress Semiconductor Corporation                7,467     123,205


                                    12 & 13

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

                  Merrill Lynch Small Cap Index Series (continued)
                  ------------------------------------------------------------------
COMMON STOCKS                                                     Shares     Value
(continued)       Issue                                            Held    (Note 1a)
====================================================================================
                  Cyprus Amax Minerals Company                     6,200  $   94,162
                + Cytec Industries Inc.                            2,800      89,250
                + Cytyc Corporation                                1,800      35,100
                  D.R. Horton, Inc.                                2,848      47,348
                + The DII Group, Inc.                              2,577      96,154
                  DIMON Incorporated                               3,606      18,706
                + DSP Communications, Inc.                         3,880     112,035
                + DSP Group, Inc.                                  1,000      36,000
                  Dain Rauscher Corporation                        1,120      60,620
                  Dallas Semiconductor Corporation                 1,949      98,424
                + Dal-Tile International Inc.                      4,740      53,917
                + Data Broadcasting Corporation                    2,700      28,519
                + Data General Corporation                         4,987      72,623
                + Data Transmission Network Corporation            1,512      42,525
                + Datascope Corp.                                  2,020      64,892
                + Datastream Systems, Inc.                         1,600      25,600
                + Dave & Buster's, Inc.                              900      26,100
                + Del Monte Foods Company                          3,300      55,275
                + Delco Remy International, Inc.                   3,475      38,225
                + Delphi Financial Group, Inc. (Class A)           1,208      43,337
                  Delta and Pine Land Company                      2,800      88,200
                  Deltic Timber Corporation                        1,500      40,406
                + Dendrite International, Inc.                     2,178      78,680
                + Department 56, Inc.                              2,077      55,819
                  Developers Diversified Realty Corporation        3,763      62,560
                  Developers Diversified Realty Corporation        1,070      17,789
                  The Dexter Corporation                           2,256      92,073
                + Dialogic Corporation                               900      39,487
                + Digital Microwave Corporation                    4,885      62,284
                + Digital River, Inc.                              1,200      39,900
                  Dime Community Bancshares                        2,300      53,475
                + Dionex Corporation                               2,452      99,306
                + Documentum, Inc.                                 1,435      18,745
                + Dollar Thrifty Automotive Group, Inc.            2,938      68,308
                  Donaldson Company, Inc.                          3,525      86,362
                  Doral Financial Corporation                      1,812      31,257
                  Downey Financial Corp.                           1,995      43,765
                + The Dress Barn, Inc.                             2,188      35,008
                  Dreyer's Grand Ice Cream, Inc.                   2,450      37,056
                + Duane Read Inc.                                  1,882      57,636
                + Dura Automotive Systems, Inc.                    1,200      39,900
                + Dura Pharmaceuticals, Inc.                       4,121      49,194
                + Duramed Pharmaceuticals, Inc.                    1,800      28,125
                + Dycom Industries, Inc.                           2,175     121,800
                + e.spire Communications, Inc.                     4,989      52,696
                  E.W. Blanch Holdings, Inc.                       1,033      70,438
                + EEX Corporation                                  2,533      17,573
                  EG&G, Inc.                                       3,565     127,003
                  EVEREN Capital Corporation                       1,000      29,812
                + Eagle USA Airfreight, Inc.                         700      29,706
                  The Earthgrains Company                          4,233     109,264
                + EarthWeb Inc.                                      400      14,900
                  Eastern Enterprises                              2,100      83,475
                  Eastern Utilities Associates                     1,656      48,231
                  EastGroup Properties, Inc.                       1,164      23,353
                  Eaton Vance Corp.                                2,450      84,372
                + Eclipsys Corporation                             2,300      55,056
                + Education Management Corporation                 1,400      29,050
                + El Paso Electric Company                         7,887      70,490
                  Elcor Corporation                                1,713      74,837
                + Electro Scientific Industries, Inc.              1,000      41,781
                + Electroglas, Inc.                                2,571      51,420
                + Emmis Communications Corp. (Class A)             1,555      76,778
                  Empire District Electric Company                 1,404      36,592
                + Emulex Corporation                                 500      55,594
                  Energen Corporation                              2,159      40,211
                  Enesco Group Inc.                                2,328      53,835
                  Enhance Financial Services Group Inc.            1,816      35,866
                + Entercom Communications Corp.                    1,600      68,400
                + EntreMed, Inc.                                   1,000      22,500
                + Entrust Technologies Inc.                        1,200      39,900
                + Enzo Biochem, Inc.                               2,335      23,058
                + Enzon, Inc.                                      3,200      66,200
                + Epicor Software Corporation                      3,600      26,775
                  Equitable Resources, Inc.                        3,052     115,213
                  Equity Inns Inc.                                 5,304      49,062
                  Essex Property Trust, Inc.                       1,312      46,412
                + Esterline Technologies Corporation               2,895      41,616
                + Etec Systems, Inc.                               2,077      69,060
                  Ethan Allen Interiors Inc.                       2,800     105,700
                  E'Town Corporation                               1,100      50,325
                  Executive Risk Inc.                              1,163      98,928
                  Exide Corporation                                1,825      26,919
                + Extended Stay America, Inc.                      6,120      73,440
                  F&M Bancorp                                        421      14,130
                  F&M Bancorporation, Inc.                           700      26,425
                  F&M National Corporation                         2,600      86,287
                  F.N.B. Corporation                               1,653      44,528
                + F.Y.I. Incorporated                                933      29,273
                  FBL Financial Group, Inc. (Class A)              1,161      22,639
                + FPIC Insurance Group, Inc.                         757      36,714
                + FSI International, Inc.                          2,400      19,950
                  FactSet Research Systems Inc.                      700      39,637
                  Fair, Isaac and Company, Incorporated            1,648      57,783
                + Fairfield Communities, Inc.                      4,389      70,773
                + Family Golf Centers, Inc.                        1,677      12,892
                  Federal Realty Investment Trust                  3,157      72,414
                  Federal Signal Corporation                       3,590      76,063
                  Ferro Corporation                                3,371      92,702
                  Fidelity National Financial, Inc.                2,675      56,175
                + FileNET Corporation                              3,366      38,499
                  The First American Financial Corporation         5,630     100,636
                  First Charter Corporation                        1,100      27,225
                  First Citizens BancShares, Inc. (Class A)          800      64,600
                  First Commerce BancShares, Inc. (Class B)          416       9,906
                  First Commonwealth Financial Corporation         3,523      84,112
                  First Financial Bancorp                          3,278      74,165
                + First Health Group Corp.                         3,500      75,469
                  First Industrial Realty Trust, Inc.              3,048      83,629
                  First Liberty Financial Corp.                    1,000      31,375
                  First Merchants Corporation                        623      14,796
                  First Midwest Bancorp, Inc.                      2,331      92,657
                + First Republic Bank                                800      23,150
                  First Sentinel Bancorp Inc.                      3,594      31,897
                + First Sierra Financial, Inc.                     1,300      32,500
                  First United Bancshares, Inc.                    1,994      37,138
                  First Washington Bancorp, Inc.                     993      19,860
                  First Western Bancorp, Inc.                        923      30,920
                  Firstbank Corp.                                  1,953      44,065
                + FirstFed Financial Corp.                         1,724      33,187
                  Fisher Scientific International Inc.             2,900      64,706
                + FlashNet Communications, Inc.                      700      20,606
                  Fleetwood Enterprises, Inc.                      1,700      44,944
                  Fleming Companies, Inc.                          3,774      43,873
                  Florida East Coast Industries, Inc.              2,441     108,014
                + Florida Panthers Holdings, Inc.                  3,587      38,336
                  Florida Rock Industries, Inc.                    1,700      77,350
                  Flowserve Corporation                            3,869      73,269
                + Foodmaker, Inc.                                  4,088     115,997
                + Footstar, Inc.                                   1,765      65,636
                  Foremost Corporation of America                  1,800      39,600
                  Forest City Enterprises, Inc. (Class A)            900      25,200
                + Forest Oil Corporation                           4,009      50,363
                + Fossil, Inc.                                       600      29,025
                  Foster Wheeler Corporation                       3,164      44,691
                + Franklin Covey Co.                               2,775      20,466
                  Freedom Securities Corporation                   1,500      25,687
                + Friedman, Billings, Ramsey Group,
                    Inc. (Class A)                                 3,000      35,625
                + Fritz Companies, Inc.                            2,954      31,755
                  Frontier Financial Corporation                   1,000      24,500
                  Frontier Insurance Group, Inc.                   3,102      47,693
                + Furniture Brands International, Inc.             3,100      86,412
                  Furon Company                                    3,155      59,945
                  G & K Services, Inc. (Class A)                   2,036     106,635
                  GBC Bancorp                                        933      18,893
                + GC Companies, Inc.                                 900      32,175
                + GTECH Holdings Corporation                       3,475      81,880
                  Gables Residential Trust                         2,065      49,818
                + Gaylord Container Corporation (Class A)          6,200      49,212
                  Gaylord Entertainment Company                      660      19,800
                + Geltex Pharmaceuticals, Inc.                     1,751      31,518
                  GenCorp Inc.                                     2,766      69,841
                  General Cable Corporation                        3,188      51,008
                + General Nutrition Companies, Inc.                4,700     109,569
                + Genesco Inc.                                     3,404      49,571
                + GenRad, Inc.                                     3,262      67,890
                  Gentek Inc.                                      1,712      23,754
                  The Geon Company                                 1,692      54,567
                  Georgia Gulf Corporation                         2,820      47,587
                  Gerber Scientific, Inc.                          2,509      55,355
                + Getty Images, Inc.                               2,300      43,412
                + Gilead Sciences, Inc.                            2,915     152,309
                + Glenayre Technologies, Inc.                      6,954      24,991
                  Glenborough Realty Trust Incorporated            1,539      26,932
                  Glimcher Realty Trust                            1,949      31,671
                + Global Industrial Technologies, Inc.             3,900      49,969
                + Global Industrial Technologies, Inc.             3,900      47,044
                + Go2Net, Inc.                                     1,600     147,000
                  Golf Trust of America, Inc.                        515      12,585
                  Graco Inc.                                       1,147      33,693
                  Granite Construction Incorporated                  821      24,066
                  Gray Communications Systems, Inc.                2,550      51,000
                  The Great Atlantic & Pacific Tea
                    Company, Inc.                                  1,755      59,341
                + Great Plains Software, Inc.                        700      33,031
                  Greater Bay Bancorp                              1,795      59,684
                + Greif Bros. Corporation (Class A)                2,428      61,914
                + Griffon Corporation                              4,592      35,875
                + Group 1 Automotive, Inc.                         1,200      25,350
                + Group Maintenance America Corp.                  2,700      34,931
                  The Guarantee Life Companies Inc.                1,953      49,069
                + Guilford Pharmaceuticals Inc.                    1,976      25,194
                + Guitar Center, Inc.                              1,881      19,633


                                    14 & 15

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

                  Merrill Lynch Small Cap Index Series (continued)
                  ------------------------------------------------------------------
COMMON STOCKS                                                     Shares     Value
(continued)       Issue                                            Held    (Note 1a)
====================================================================================
                + The Gymboree Corporation                         1,800  $   18,900
                  H.B. Fuller Company                                971      66,392
                + HA-LO Industries, Inc.                           3,892      38,433
                  HCC Insurance Holdings, Inc.                     4,359      98,895
                + HNC Software Inc.                                1,900      58,544
                + HS Resources, Inc.                               3,033      44,737
                  HSB Group, Inc.                                  3,056     125,869
                + Hadco Corporation                                1,555      61,811
                + Haemonetics Corporation                          3,180      63,799
                + The Hain Food Group, Inc.                        1,300      26,812
                + Hambrecht & Quist Group                          2,131      79,113
                  Hancock Holding Company                          1,000      44,875
                + Handleman Company                                4,804      56,747
                + Hanger Orthopedic Group, Inc.                    1,663      23,594
                + Hanover Compressor Company                       2,626      84,360
                + Harbinger Corporation                            3,284      41,050
                + Harken Energy Corporation                       10,200      16,575
                  Harleysville National Corporation                  433      15,480
                  Harman International Industries,
                    Incorporated                                   1,863      81,972
                + Harmonic Inc.                                      800      45,950
                  Harsco Corporation                               3,249     103,968
                  Haverty Furniture Companies, Inc.                  800      28,200
                  Hawaiian Electric Industries, Inc.               2,671      94,820
                + Hayes Lemmerz International, Inc.                1,436      42,182
                  Health Care Property Investors, Inc.             3,038      87,722
                  Health Care REIT, Inc.                           1,400      32,550
                + HealthCare Financial Partners, Inc.              1,100      37,675
                  Healthcare Realty Trust, Inc.                    3,823      80,283
                + Heidrick & Struggles International, Inc.         1,000      19,000
                  Heilig-Meyers Company                            6,546      44,595
                  Helix Technology Corporation                     2,300      55,056
                  Helmerich & Payne, Inc.                          4,079      97,131
                + Hemispherx Biopharma, Inc.                       1,900      14,250
                + Henry Schein, Inc.                               1,580      50,066
                + Hexcel Corporation                               2,100      21,262
                + Hollywood Entertainment Corporation              2,400      46,950
                + Hollywood Park, Inc.                             2,500      42,500
                  Home Properties of New York, Inc.                1,428      39,448
                  Hooper Holmes, Inc.                              2,376      48,411
                  Horace Mann Educators Corporation                3,356      91,241
                  Hospitality Properties Trust                     3,266      88,590
                + Host Marriot Services Corporation                3,906      31,736
                  Hudson United Bancorp                            2,396      73,377
                  Hughes Supply, Inc.                              2,229      66,173
                + Human Genome Sciences, Inc.                      2,258      89,191
                  Hussmann International, Inc.                     5,316      88,046
                + Hutchinson Technology Incorporated               2,106      58,441
                + Hyperion Solutions Corporation                   2,894      51,549
                + ICG Communications, Inc.                         4,324      91,615
                  IDAcorp Inc.                                     2,966      93,429
                + IDEC Pharmaceuticals Corporation                 1,794     138,250
                  IDEX Corporation                                 2,995      98,461
                + IDEXX Laboratories, Inc.                         3,967      92,481
                + IDT Corporation                                  1,500      33,375
                + IDX Systems Corporation                          1,102      24,864
                + IGEN International, Inc.                         1,000      29,125
                + IHOP Corp.                                       2,670      64,080
                  IMCO Recycling Inc.                              1,185      20,293
                + IPC Communications, Inc.                           700      47,775
                  IRT Property Company                             6,421      63,407
                + ISS Group, Inc.                                  1,900      71,725
                + The IT Group, Inc.                               1,800      28,912
                + ITC DeltaCom, Inc.                               3,369      94,332
                + ITT Educational Services, Inc.                   1,188      30,962
                + IVEX Packaging Corporation                       1,619      35,618
                + IXC Communications, Inc.                         2,290      90,026
                + Identix Incorporated                             1,605      15,749
                + Imation Corp.                                    4,406     109,324
                + Imclone Systems                                  2,600      65,975
                + Imperial Bancorp                                 3,845      76,179
                  Imperial Credit Commercial Mortgage
                    Investment Corp.                               5,097      55,111
                + Imperial Credit Industries, Inc.                 2,300      16,316
                + InaCom Corp.                                     3,969      50,109
                + Incyte Pharmaceuticals, Inc.                     2,373      62,736
                  Independence Community Bank Corp.                4,407      59,494
                  Independent Bank Corp.                           3,100      48,825
                  Indiana Energy, Inc.                             2,357      50,234
                  IndyMac Mortgage Holdings, Inc.                  5,600      89,600
                + InfoCure Corporation                             1,200      63,525
                + Information Resources, Inc.                      4,393      38,439
                + Informix Corporation                            14,900     127,116
                + infoUSA Inc. (Class B)                           3,700      31,450
                + Inhale Therapeutic Systems                       1,883      44,839
                + Innkeepers USA Trust                             1,977      19,770
                + Input/Output, Inc.                               4,685      35,430
                + Insight Enterprises, Inc.                        2,514      62,221
                + Insignia Financial Group, Inc.                   1,733      18,196
                + Insituform Technologies, Inc. (Class A)          3,500      75,687
                + Integrated Device Technology, Inc.               8,785      95,537
                + Integrated Electrical Services, Inc.             2,039      32,879
                + Integrated Health Services, Inc.                 3,900      31,200
                + Integrated Systems                               1,945      22,854
                  Interface, Inc.                                  5,715      49,292
                + Intergraph Corp.                                 5,509      42,695
                + Interim Services                                 5,201     107,271
                + Intermedia Communications Inc.                   3,700     111,000
                  International Bancshares Corporation               805      34,062
                + International Home Foods, Inc.                   1,909      35,197
                  International Multifoods                         2,279      51,420
                + International Rectifier Corp.                    4,976      66,243
                + International Telecommunications
                    Data Systems                                   1,600      25,600
                  Inter-Tel Inc.                                   2,441      44,548
                + InterVoice, Inc.                                 2,300      33,206
                + InterVu Inc.                                       500      19,156
                  Interwest Bancorp Inc.                           1,142      28,550
                  Invacare Corp.                                   2,901      77,602
                  Investors Financial Services                     1,097      43,880
                + Iomega Corporation                               5,400      26,662
                + Ionics, Inc.                                     1,631      59,531
                + Iron Mountain Incorporated                       1,338      38,300
                + Isis Pharmaceuticals                             2,900      29,544
                + iTurf Inc. (Class A)                               300       5,419
                + iVillage Inc.                                    1,100      55,275
                  J.B. Hunt Transport Services, Inc.               1,800      29,250
                  The J. M. Smucker Company (Class A)              2,862      63,679
                + JDA Software Group, Inc.                         1,925      17,927
                  JDN Realty Corporation                           2,620      58,622
                  JLG Industries, Inc.                             3,537      72,066
                  JSB Financial, Inc.                                659      33,527
                  Jack Henry & Associates, Inc.                    1,710      67,118
                + Jacobs Engineering Group Inc.                    2,517      95,646
                  Jefferies Group Inc. "New"                       1,849      55,470
                + Jo-Ann Stores Inc.                               1,972      29,580
                  John H. Harland Company                          4,080      81,345
                  The John Nuveen Company (Class A)                  600      25,613
                + Jones Apparel Group, Inc.                          333      11,417
                + Jones Lang Lasalle, Inc                          2,166      64,574
                  Jones Pharmaceuticals, Inc.                      1,863      73,239
                  Jostens, Inc.                                    4,251      89,537
                + Journal Register Co.                             2,927      65,858
                + Juno Lighting, Inc.                                177       3,009
                + Just for Feet, Inc.                              2,520      16,223
                + K-V Pharmaceutical Company
                    (Class B)                                      1,192      18,923
                  Kaman Corp. (Class A)                            4,080      64,005
                  Kaufman and Broad Home Corporation               4,284     106,565
                  Kaydon Corp.                                     3,320     111,635
                  Kellwood Co.                                     2,822      76,547
                  Kelly's Services, Inc. (Class A)                 1,407      45,200
                + Kemet Corp.                                      4,039      92,645
                  Kennametal Inc.                                  1,500      46,500
                + Kent Electronics Corporation                     3,181      63,024
                  Kilroy Realty Corporation                        1,139      27,763
                  Kimball International, (Class B)                 4,385      73,997
                + Kirby                                            2,582      54,706
                + Knoll, Inc.                                        777      20,688
                  Koger Equity, Inc.                               2,180      40,194
                + Komag, Incorporated                              3,000       9,938
                  Korn/Ferry International                         1,900      32,300
                + Kronos, Inc.                                       976      44,408
                + Kulicke and Soffa Industries                     2,300      61,669
                  The L.S. Starrett Company (Class A)                488      13,115
                + LAM Research Corp.                               3,435     160,372
                  LNR Property Corp.                               3,143      67,182
                  LTC Properties                                   4,666      60,658
                  The LTV Corporation                              9,101      60,863
                  LTX Corporation                                  3,200      42,600
                  La-Z-Boy Inc.                                    4,490     103,270
                + Labor Ready, Inc.                                1,800      58,500
                  Laclede Gas Company                              1,390      32,318
                  Lance, Inc.                                      1,600      25,000
                  LandAmerica Financial Group, Inc.                  753      21,649
                  Landauer, Inc.                                     427      12,597
                + Landry's Seafood Restaurants                     2,279      18,232
                + Land's End, Inc.                                 1,069      51,847
                + Landstar System, Inc.                            1,507      54,393
                  Laser Vision Centers, Inc.                         900      56,700
                + Lason, Inc.                                      1,199      59,500
                + Lattice Semiconductor Corporation                1,663     103,522
                  Leap Wireless International, Inc.                1,600      32,400
                  Lee Enterprises, Incorporated                    3,495     106,598
                  Lennar Corporation                               2,700      64,800
                  Leucadia National Corporation                    3,340      84,753
                  Lexington Corporate Properties Trust             1,454      16,903
                  Libbey, Inc.                                     1,459      42,311
                  The Liberty Corporation                          1,223      66,654
                  Liberty Financial Companies, Inc.                1,038      30,232
                  Life USA Holding, Inc.                           1,900      38,475
                  LifePoint Hospitals, Inc.                        2,700      36,281
                + Ligand Pharmaceuticals Incorporated
                    (Class B)                                      3,556      39,561


                                    16 & 17

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

                  Merrill Lynch Small Cap Index Series (continued)
                  ------------------------------------------------------------------
COMMON STOCKS                                                     Shares     Value
(continued)       Issue                                            Held    (Note 1a)
====================================================================================
                  Lilly Industries, Inc. (Class A)                 3,497  $   64,913
                  Lincoln Electric Holdings, Inc.                  2,972      60,926
                  Lindsay Manufacturing Co.                        2,332      40,956
                  The Liposome Company, Inc.                       3,200      61,200
                + Littelfuse Inc.                                  2,518      48,472
                + Local Financial Corp.                            4,272      42,720
                  Lone Star Industries, Inc.                       1,560      58,598
                + Lone Star Steakhouse & Saloon, Inc.              3,582      34,813
                + Lone Star Technologies, Inc.                     2,525      44,819
                  Long Beach Financial Corporation                 1,900      27,906
                  Longview & Fibre Company                         5,534      86,469
                  Louis Dreyfus Natural Gas Corp.                  1,531      33,012
                  Luby's Cafeterias Inc.                           2,846      42,690
                + Lydall, Inc.                                     2,591      29,797
                  M.A. Hanna Company                               4,039      66,391
                  MAF Bancorp, Inc.                                1,964      47,627
                + MAPICS, Inc.                                     2,037      21,516
                  MDC Holdings, Inc.                               2,600      55,900
                  MDU Resources Group                              4,241      96,748
                + MEDE AMERICA Corporation                         1,100      41,525
                  MGC Communications, Inc.                         1,200      31,200
                  MGI Properties, Inc.                             1,086      30,680
                + MIPS Technologies, Inc. (Class A)                  900      43,144
                + MMC Networks, Inc.                               2,400     107,400
                  MMI Companies, Inc.                              1,600      27,000
                  The MONY Group Inc.                              3,725     121,528
                + MRV Communications, Inc.                         1,940      25,463
                  MSC Industrial Direct Co., Inc. (Class A)        1,900      19,475
                  MacDermid, Inc.                                  1,241      57,707
                  Macerich Company                                 3,300      86,625
                  Macrovision Corporation                            600      44,925
                  Madison Gas & Electric Co.                       1,352      27,716
                + Magellan Health Services, Inc.                   3,293      32,930
                + Magnetek, Inc.                                   3,812      40,264
                + Mail-Well, Inc.                                  3,438      55,653
                  The Manitowoc Co., Inc.                          2,989     124,417
                  Manu Home Communications                         2,900      75,400
                + Manugistics Group, Inc.                          1,795      26,028
                  Marcus Corporation                               3,801      46,800
                + Marine Drilling Co., Inc.                        4,997      68,396
                  Mark IV                                          4,205      88,831
                + Markel Corporation                                 340      63,580
                + Marshall Industries                              2,016      72,450
                  Masotech, Inc.                                   3,357      56,859
                + MasTec, Inc.                                     1,400      39,550
                + Mastech Corporation                              2,738      50,995
                  Mathews International Corp. (Class A)            1,223      36,231
                + Maxxim Medical, Inc.                             1,100      25,644
                + Medaphis Corporation                             7,940      45,655
                  Media General, Inc. (Class A)                    1,768      90,168
                + Medical Assurance, Inc.                          2,976      84,072
                + Medical Manager Corporation                      1,200      53,100
                + Medicis Pharmaceutical (Class A)                 2,295      58,236
                + MedPartners, Inc.                               15,010     113,513
                + MedQuist Inc.                                    2,571     112,481
                + MemberWorks Incorporated                           900      26,100
                + The Men's Warehouse, Inc.                        2,646      67,473
                  Mentor Corporation                               2,300      42,838
                + Mentor Graphics Corporation                      7,064      90,508
                + Mercury Interactive Corp.                        3,394     120,063
                  Meristar Hospitality Corp.                       3,593      80,618
                  Merrill Corp.                                    2,100      30,450
                + MessageMedia, Inc.                               2,100      39,900
                + Metamor Worldwide, Inc.                          3,325      79,592
                  Methode Electronics                              3,826      87,520
                  Metris Companies Inc.                            3,216     131,052
                + Metro Networks, Inc.                               706      37,683
                + Metromedia International Group, Inc.             4,300      32,250
                + Mettler-Toledo International                     4,035     100,118
                + The Metzler Group, Inc.                          2,700      74,588
                  Michael Foods, Inc.                              1,166      27,401
                + Michael's Stores                                 2,515      77,022
                + Micrel, Inc.                                     1,083      80,142
                + Micro Warehouse, Inc.                            3,765      67,299
                + Micromuse, Inc.                                  1,000      49,875
                + Micron Electronics, Inc.                         3,159      31,787
                + Micros Systems, Inc.                             2,000      68,000
                + MicroStrategy Incorporated                       3,200     121,200
                + Mid Atlantic Medical Services, Inc.              4,161      41,090
                  Mid-America Apartment Communities, Inc.          1,492      34,503
                  Mid-State Bancshares                               800      27,000
                  Midas Group, Inc.                                2,585      73,349
                + Midway Games, Inc.                               2,874      37,182
                + Midwest Express Holdings                         1,731      58,854
                  Milacron Inc.                                    3,648      67,488
                + Millennium Pharmaceuticals, Inc.                 3,083     110,988
                + Miller Industries, Inc.                          4,140      16,301
                  Mills Corp.                                      2,400      52,050
                  Minerals Technologies, Inc.                      1,913     106,769
                  Mississippi Chemical                             3,410      33,461
                  Mitchell Energy & Development Corp.
                    (Class A)                                        948      18,308
                  Modine Manufacturing Co.                         2,564      83,490
                + Molecular Devices Corporation                      800      30,000
                + Monaco Coach Corporation                           900      38,081
                + Moog Inc. (Class A)                                316      10,863
                  Morgan Keenan, Inc.                              2,330      44,124
                + Motivepower Industries, Inc.                     2,055      36,476
                + Mpath Interactive, Inc.                            800      17,600
                + Mueller Industries, Inc.                         3,641     123,566
                + Multex.com Inc.                                    900      23,513
                + Musicland Stores Corporation                     3,835      34,036
                  Myers Industries, Inc.                             860      17,200
                  NACCO Industries, Inc. (Class A)                   778      57,183
                + NBTY Inc.                                        5,693      37,005
                + NCI Building Systems, Inc.                       1,184      25,308
                + NCS Healthcare (Class A)                         1,997      10,859
                + NFO Worldwide, Inc.                              2,740      38,360
                  NL Industries, Inc.                              1,651      18,367
                  NUI Corporation                                    673      16,825
                + NVR, Inc.                                          700      36,531
                  National Bancorp of Alaska, Inc.                 1,186      31,429
                  National City Bancshares, Inc.                   1,171      37,399
                  National Computer Systems, Inc.                  2,510      84,713
                + National Discount Brokers Group, Inc.              700      40,600
                + National Equipment Services, Inc.                2,200      26,400
                  National Health Investors, Inc.                  1,921      43,823
                + National Instruments Corporation                 1,616      65,246
                  National Penn Bancshares, Inc.                   1,019      23,978
                + National R.V. Holdings, Inc.                     1,200      29,100
                  National Steel Corp.                             3,200      26,800
                + National-Oilwell, Inc.                           2,700      37,800
                  Nationwide Health Properties, Inc.               5,075      96,742
                  Natures Sunshine Products, Inc.                  2,000      21,000
                + Nautica Enterprises, Inc.                        4,069      68,664
                + The Neiman Marcus Group, Inc.                    1,500      38,531
                + Net.B@nk, Inc.                                   1,800      68,400
                + Network Equipment Technologies, Inc.             3,086      30,474
                  Nevada Power Company                             4,400     110,000
                  New England Business Services, Inc.              2,100      64,838
                  New Jersey Resources Corporation                 1,411      52,824
                + Newfield Exploration Company                     3,150      89,578
                + Newpark Resources, Inc.                          6,196      54,990
                  Newport News Shipbuilding Inc.                   2,584      76,228
                + NeXstar Pharmaceuticals, Inc.                    2,400      47,850
                + Nichols Research Corporation                     1,165      25,484
                  Nordson Corporation                              1,549      94,779
                  Norrell Corporation                              1,457      27,410
                  North Carolina Natural Gas Corporation             712      24,253
                  Northwest Natural Gas Company                    1,600      38,600
                  Northwestern Corporation                         1,877      45,400
                + Novoste Corporation                              1,200      25,200
                + Nuevo Energy Company                             2,007      26,593
                  OEA, Inc.                                        2,125      18,859
                + OEC Medical Systems, Inc.                          745      18,253
                  OM Group, Inc.                                   2,293      79,109
                  OMEGA Healthcare Investors, Inc.                 2,710      69,952
                  ONEOK, Inc.                                      3,052      96,901
                + Oak Industries Inc.                              2,127      92,923
                  Oakwood Homes Corporation                        4,535      59,522
                  Ocean Financial Corp.                            1,243      22,529
                + Oceaneering International, Inc.                  2,627      42,360
                + OfficeMax, Inc.                                  8,200      84,153
                + Offshore Logistics, Inc.                         2,711      30,160
                  Ogden Corporation                                3,871     104,275
                  Ohio Casualty Corporation                        2,462      88,940
                  Olin Corporation                                 2,200      29,013
                  Olsten Corporation                               6,319      39,889
                  Omega Financial Corporation                        475      16,506
                + Omnipoint Corporation                            3,025      87,536
                + On Assignment, Inc.                              1,988      51,937
                  One Valley Bancorp, Inc.                         3,421     128,288
                  Oneida Ltd.                                      1,100      30,938
                + OneMain.com, Inc.                                1,200      28,350
                + Open Market, Inc.                                2,800      39,725
                  Optical Coating Laboratory, Inc.                   800      66,900
                  Orange and Rockland Utilities, Inc.              1,066      62,294
                + Orbital Sciences Corporation                     2,700      63,788
                  Oregon Steel Mills, Inc.                         3,459      46,048
                + O'Reilly Automotive, Inc.                        1,925      96,972
                + Organogenesis Inc.                               3,186      29,869
                  Oriental Financial Group Inc.                    1,880      45,355
                  Orion Capital Corporation                        1,300      46,638
                + Orthodontic Centers of America, Inc.             4,035      56,994
                  OshKosh B'Gosh, Inc. (Class A)                   1,200      25,350
                + Osteotech, Inc.                                  1,200      34,500
                  Otter Tail Power Company                           974      37,560
                  Overseas Shipholding Group, Inc.                 3,685      47,444
                  Owens & Minor, Inc.                              3,325      36,575
                  P.H. Glatfelter Company                          2,400      35,100
                + PAREXEL International Corporation                2,461      32,762
                + P-Com, Inc.                                      4,282      22,414
                + PETCO Animal Supplies, Inc.                      2,755      43,391
                + PETsMART, Inc.                                   8,900      91,225


                                    18 & 19

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

                  Merrill Lynch Small Cap Index Series (continued)
                  ------------------------------------------------------------------
COMMON STOCKS                                                     Shares     Value
(continued)       Issue                                            Held    (Note 1a)
====================================================================================
                + PFF Bancorp, Inc.                                1,216  $   22,800
                + PICO Holdings, Inc.                              2,100      53,156
                + PLX Technology, Inc.                             1,100      52,113
                  PMA Capital Corporation (Class A)                1,764      36,272
                + PRI Automation, Inc.                             1,500      54,375
                  PS Business Parks, Inc.                          1,200      29,250
                + PSS World Medical, Inc.                          6,794      76,008
                  Pacific Capital Bancorp                          1,532      48,258
                + Pacific Gateway Exchange, Inc.                     922      26,853
                  Pacific Gulf Properties, Inc.                      849      19,209
                + Pacific Sunwear of California, Inc.              3,368      82,083
                + PageMart Wireless, Inc. (Class A)                3,894      29,448
                + PairGain Technologies, Inc.                      6,604      75,946
                + Palm Harbor Homes, Inc.                          2,078      52,080
                + Papa John's International, Inc.                  2,337      04,435
                  Park Electrochemical Corp.                       1,340      38,525
                  Park National Corporation                          640      64,000
                + Parker Drilling Company                          8,151      27,000
                  Parkway Properties, Inc.                           846      28,024
                + PathoGenesis Corporation                         1,820      25,821
                + Patterson Dental Company                         2,580      89,655
                + Paxar Corporation                                3,037      27,333
                + Paxson Communications Corporation                2,400      32,400
                + Paymentech, Inc.                                 1,282      32,531
                + Pediatrix Medical Group, Inc.                    1,417      30,111
                + Pegasus Communications Corporation                 892      35,123
                + Pegasus Systems, Inc.                            1,300      48,669
                + Pegasystems Inc.                                 2,256      23,124
                  Pennsylvania Enterprises, Inc.                     635      19,487
                  PennzEnergy Company                              2,200      36,713
                  Pennzoil-Quaker State Company                    4,600      69,000
                  Penton Media, Inc.                               1,400      33,950
                  Peoples Bancorp, Inc.                            2,796      27,873
                  The Pep Boys--Manny, Moe & Jack                  4,000      86,500
                + Perclose, Inc.                                     600      28,838
                + Peregrine Systems, Inc.                          2,000      51,375
                + Performance Food Group Company                     964      26,209
                + Perrigo Company                                  6,686      50,981
                + Personnel Group of America, Inc.                 3,683      36,830
                + Pervasive Software Inc.                          1,300      32,338
                + Pharmaceutical Product
                    Development, Inc.                              2,274      62,251
                + Pharmacyclics, Inc.                              1,400      39,200
                  Philadelphia Suburban Corporation                2,797      64,506
                  Phillips-Van Heusen Corporation                  4,169      41,169
                  Phoenix Investment Partners, Ltd.                5,813      50,137
                + Phoenix Technologies Ltd.                        2,400      42,900
                + Photronics, Inc.                                 1,746      42,777
                + PhyCor, Inc.                                     6,507      48,192
                + PictureTel Corporation                           5,713      45,704
                  Piedmont Natural Gas Company, Inc.               2,481      77,221
                  Pier 1 Imports, Inc.                             7,000      78,750
                + Pinnacle Holdings Inc.                           1,500      36,750
                + Pinnacle Systems, Inc.                           1,800      60,525
                  The Pioneer Group, Inc.                          2,300      39,675
                  Pioneer Natural Resources Company                7,500      82,500
                  Pioneer-Standard Electronics, Inc.               3,564      42,768
                  Pittson BAX Group                                2,130      20,235
                  Pittston Brink's Group                           2,300      61,525
                  Pittway Corporation                              1,800      59,963
                + Plantronics, Inc.                                1,869     121,719
                + Playboy Enterprises, Inc.                        1,575      41,836
                + Playtex Products, Inc.                           2,190      34,082
                + Plexus Corporation                               1,249      37,626
                  Pogo Producing Company                           3,112      57,961
                  Polaris Industries, Inc.                         2,281      99,224
                  Polaroid Corporation                             3,200      88,400
                + Policy Management Systems Corporation            2,500      75,000
                + Polycom, Inc.                                    1,600      62,400
                + Polymer Group, Inc.                              3,898      45,802
                + Pool Energy Services Co.                         2,473      50,233
                  Potlatch Corporation                             2,047      89,940
                + Power Integrations, Inc.                           900      65,813
                + Powertel, Inc.                                   1,900      56,763
                + Powerwave Technologies, Inc.                     1,000      32,250
                  Precision Castparts Corp.                        2,002      85,085
                  Premier Bancshares, Inc.                         2,125      38,914
                + Premiere Technologies, Inc.                      3,700      42,550
                + Premisys Communications, Inc.                    2,374      17,360
                  Prentiss Properties Trust                        2,496      58,656
                + Pre-Paid Legal Services, Inc.                    2,460      66,881
                  Presidential Life, Corporation                   2,000      39,250
                  Preview Travel, Inc.                             1,200      26,325
                + Price Communications Corporation                 2,100      31,500
                + Pride International, Inc.                        4,090      43,201
                + Primark Corporation                              2,460      69,034
                + Prime Hospitality Corp.                          5,782      69,384
                  Prime Retail, Inc.                               4,367      37,938
                  Primex Technologies, Inc.                        2,000      43,125
                + Primus Telecommunications Group,
                    Incorporated                                   1,900      42,631
                + Priority Healthcare Corporation (Class B)          335      11,558
                + ProBusiness Services, Inc.                       1,000      35,875
                + The Profit Recovery Group International, Inc.    1,500      70,969
                + Progress Software Corporation                    2,359      66,642
                + Protein Design Labs, Inc.                        1,863      41,335
                  Provident Bancshares Corporation                 3,430      79,748
                + Proxicom, Inc.                                     700      17,981
                + Proxim, Inc.                                       900      52,200
                + ProxyMed, Inc.                                   1,800      28,688
                  Public Service Company of New Mexico             4,040      80,295
                  Public Service Company of North
                    Carolina, Inc.                                   762      22,289
                  Pulte Corporation                                1,400      32,288
                + QRS Corporation                                    608      47,424
                + QuadraMed Corporation                            1,900      15,438
                  Quanex Corporation                               2,386      68,001
                + Quanta Services, Inc.                            1,900      83,600
                  Queens County Bancorp Inc.                       2,250      72,844
                + Quest Diagnostics Incorporated                   2,266      62,032
                + Quiksilver, Inc.                                 1,600      41,700
                + Quorum Health Group, Inc.                        4,900      61,556
                  R.H. Donnelley Corporation                       1,800      35,213
                + REMEC, Inc.                                      1,900      30,638
                  RFS Hotel Investors, Inc.                        3,725      46,795
                  RLI Corp.                                          600      23,250
                  Radian Group Inc.                                3,402     166,060
                + Ralcorp Holdings, Inc.                           3,398      54,580
                + Rare Medium Group, Inc.                          2,300      28,606
                  Raymond James Financial, Inc.                    2,400      57,450
                  Rayonier Inc.                                    2,193     109,239
                + Rayovac Corporation                              3,149      71,443
                + Read-Rite Corporation                            4,754      29,490
                  Realty Income Corporation                        2,166      51,443
                  Reckson Associates Realty Corporation            4,383     103,001
                  Reckson Associates Realty Corporation              555      13,251
                + Red Roof Inns, Inc.                              3,355      60,180
                + Reebok International Ltd.                        3,200      59,600
                  Regal-Beloit Corporation                         2,725      64,378
                  Regency Realty Corporation                       3,000      65,813
                + Regeneron Pharmaceuticals, Inc.                  1,348      10,531
                  Regis Corporation                                3,402      65,276
                  Reliance Bancorp, Inc.                           1,400      38,675
                  Reliance Group Holdings, Inc.                    3,200      23,800
                  Reliance Steel & Aluminum Co.                    1,022      39,858
                + Remedy Corporation                               2,567      68,988
                + Renaissance Worldwide, Inc.                      2,700      21,431
                + Renal Care Group, Inc.                           4,057     104,975
                + Rent-A-Center, Inc.                              2,145      51,480
                + Rent-Way, Inc.                                   1,400      34,475
                + Rental Service Corporation                       1,836      52,556
                  Republic Bancorp Inc.                            5,858      88,968
                  Republic Security Financial Corporation          4,384      36,716
                + Res-Care, Inc.                                   1,300      29,575
                + ResMed Inc.                                      1,100      36,506
                  Resource America, Inc. (Class A)                 1,700      24,650
                + Respironics, Inc.                                2,849      43,091
                + Rexall Sundown, Inc.                             2,300      28,031
                  Richfood Holdings, Inc.                          4,648      81,921
                  Richmond County Financial Corp.                  1,884      36,267
                  Riggs National Corporation                       1,566      32,201
                + Risk Capital Holdings, Inc.                      2,700      36,450
                + Roberts Pharmaceutical Corporation               2,072      50,246
                  Rochester Gas and Electric Corporation           3,576      94,988
                  Rock-Tenn Company (Class A)                      2,594      43,287
                + Rogers Corporation                                 396      11,682
                  Rollins Truck Leasing Corp.                      6,575      73,147
                  Rollins, Inc.                                    3,412      54,379
                + Romac International, Inc.                        4,554      40,417
                  Roper Industries, Inc.                           3,333     106,656
                  Ruby Tuesday, Inc.                               3,721      70,699
                  Ruddick Corporation                              3,300      66,000
                  Russell Corporation                              1,454      28,353
                + Ryan's Family Steak Houses, Inc.                 5,210      60,241
                  Ryerson Tull Inc.                                2,109      47,584
                  The Ryland Group, Inc.                           1,211      35,952
                  S&T Bancorp, Inc.                                1,146      28,937
                + S3 Incorporated                                  5,954      54,144
                + SCM Microsystems, Inc.                           1,103      51,152
                  SCPIE Holdings Inc.                              1,013      33,049
                + SEACOR SMIT Inc.                                 1,394      74,579
                  SIGCORP, Inc.                                    1,927      54,558
                + SIPEX Corporation                                1,504      30,832
                  SL Green Realty Corp.                            1,078      22,032
                + SLI, Inc.                                        1,350      36,450
                + SMART Modular Technologies, Inc.                 2,805      48,737
                + SPS Technologies, Inc.                           1,487      55,763
                + SS&C Technologies, Inc.                          1,300       9,913
                  STAR Telecommunications, Inc.                    2,400      18,750
                + STERIS Corporation                               4,900      94,938
                + SVI Holdings, Inc.                               2,100      25,200
                + Sabratek Corporation                               857      18,747
                + Safeskin Corporation                             3,200      38,400


                                    20 & 21

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

                  Merrill Lynch Small Cap Index Series (continued)
                  ------------------------------------------------------------------
COMMON STOCKS                                                     Shares     Value
(continued)       Issue                                            Held    (Note 1a)
====================================================================================
                + Saga Systems Inc.                                2,998  $   38,225
                + Salton, Inc.                                       500      25,000
                + Sanchez Computer Associates, Inc.                1,000      34,625
                + SanDisk Corporation                              1,966      88,470
                + SangStat Medical Corporation                     2,259      38,968
                + Sawtek Inc.                                        900      41,288
                + Sbarro, Inc.                                     1,060      28,686
                + Scholastic Corporation                           1,433      72,546
                + School Specialty, Inc.                           1,500      24,094
                  Schweitzer-Manduit International, Inc.           1,688      25,320
                  Scotsman Industries, Inc.                        2,287      49,313
                + Scott Technologies, Inc.                           887      17,075
                + The Scotts Company (Class A)                     2,087      99,393
                + Seacoast Financial Services Corporation          2,300      26,163
                + Security Capital Group Incorporated
                    (Class B)                                      1,826      26,591
                + Security Dynamics Technologies, Inc.             3,530      75,013
                + Security First Technologies Corporation          2,000      90,250
                + Seitel, Inc.                                     2,625      42,492
                  Selective Insurance Group, Inc.                  3,313      63,154
                + Semtech Corporation                              1,200      62,550
                  Sensormatic Electronics Corporation              6,433      89,660
                + Sequa Corporation (Class A)                        700      49,000
                + Sequent Computer Systems, Inc.                   4,348      77,177
                + Serologicals Corporation                         2,717      22,076
                + Service Experts, Inc.                            1,852      40,628
                + ShopKo Stores, Inc.                              2,438      88,378
                + Shorewood Packaging Corporation                  1,300      23,969
                  Shurgard Storage Centers, Inc. (Class A)         2,277      61,764
                + Sicor Inc.                                       2,103       8,938
                + Sierra Health Services, Inc.                     2,299      33,192
                  Sierra Pacific Resources                         2,480      90,210
                + Silgan Holdings Inc.                             1,554      30,886
                + Silicon Valley Bancshares                        2,332      57,717
                + Silicon Valley Group, Inc.                       3,590      60,357
                + Siliconix Incorporated                             188       6,439
                  Simmons First National Corporation
                    (Class A)                                        515      16,544
                  Simpson Industries, Inc.                         1,350      13,838
                + Sinclair Broadcast Group, Inc. (Class A)         1,800      29,475
                  Sky Financial Group, Inc.                        4,451     120,455
                  Skyline Corporation                                759      22,248
                + SkyTel Communications Inc.                       5,458     113,254
                  SkyWest, Inc.                                    1,359      33,890
                + Smithfield Foods, Inc.                           3,296     110,210
                + SoftNet Systems, Inc.                              700      19,513
                + Sola International Inc.                          2,094      40,702
                + Sonic Corp.                                      2,342      76,408
                  South Jersey Industries, Inc.                      663      18,771
                  Southern Peru Limited                            4,359      62,933
                + Southern Union Company                           1,430      31,103
                + Southwest Bancorporation of Texas, Inc.          3,841      69,138
                  Southwest Gas Corporation                        2,408      68,929
                  Southwest Securities Group, Inc.                   878      62,997
                  Southwestern Energy Company                      4,019      42,451
                  Sovran Self Storage, Inc.                          622      16,755
                     Spartech Corporation                          1,183      37,412
                + Speedfam-IPEC Inc.                               1,975      31,723
                + SportsLine USA, Inc.                             1,200      43,050
                  Spring Industries, Inc. (Class A)                1,325      57,803
                + Spyglass, Inc.                                   1,200      24,150
                  St. Johns Knits, Inc.                            1,878      54,932
                  St. Mary Land & Exploration Company              1,541      31,687
                  St. Paul Bancorp, Inc.                           3,917      99,884
                + Staff Leasing, Inc.                              1,600      20,600
                + StaffMark, Inc.                                  2,188      21,948
                  Standard Pacific Corp.                           3,562      46,083
                  Standard PDTS                                    2,048      52,480
                  The Standard Register Company                    1,008      30,996
                  Staten Island Bancorp, Inc.                      4,835      87,030
                + Station Casinos, Inc.                            1,400      28,525
                + Steel Dynamics, Inc.                             3,545      54,837
                + Steinway Musical Instruments, Inc.                 723      19,160
                  Sterling Bancshares, Inc.                        4,646      62,140
                  Stewart & Stevenson Services, Inc.               2,841      43,325
                + Stillwater Mining Company                        3,389     110,778
                  Stone & Webster, Incorporated                    1,200      31,950
                + Stone Energy Corporation                         1,594      67,546
                  Storage USA, Inc.                                2,093      66,714
                  The Stride Rite Corporation                      5,689      58,668
                + Structural Dynamics Research Corporation         3,977      73,823
                  Sturm, Ruger & Company, Inc.                     2,364      25,265
                + Suiza Foods Corporation                          2,400     100,500
                  Summit Properties Inc.                           1,857      36,676
                + Summit Technology, Inc.                          3,400      74,800
                  Sun Communities, Inc.                            1,346      47,783
                  Sunbeam Corporation                              6,300      50,006
                + Sunglass Hut International, Inc.                 3,436      59,056
                + Sunrise Assisted Living, Inc.                    1,029      35,886
                + Sunrise Medical Inc.                             3,341      23,805
                + Sunrise Technologies International, Inc.         3,600      44,100
                  Sunstone Hotel Investors, Inc.                   2,628      22,338
                + Sunterra Corporation                             2,500      34,844
                  Superior Industries International, Inc.          2,449      66,888
                + Superior National Insurance Group, Inc.          1,600      43,600
                + Superior Services, Inc.                          2,788      74,405
                  Superior Telecom 8.5% Conv Prfd                    252      10,836
                  Susquehanna Bancshares, Inc.                     4,625      81,805
                + Swift Energy Company                             2,119      22,647
                + Swift Transportation Co., Inc.                   3,589      78,958
                + Sybase, Inc.                                     7,649      84,139
                + Sykes Enterprises, Incorporated                  1,600      53,400
                + Syntroleum Corporation                           2,500      21,875
                + Systemax Inc.                                    2,359      29,193
                + Systems & Computer Technology
                    Corporation                                    3,405      49,585
                + TALK.com, Inc.                                   3,700      41,625
                + THQ Inc.                                         1,100      31,625
                  TJ International, Inc.                           2,165      66,574
                  TNP Enterprises, Inc.                            1,015      36,794
                + TSI International Software Ltd.                  1,400      39,725
                  The Talbots, Inc.                                  800      30,500
                  Taubman Centers, Inc.                            2,710      35,738
                + Techne Corporation                               2,813      71,380
                  Technitrol, Inc.                                 1,947      62,791
                + Technology Solutions Company                     4,932      53,327
                  Tecumseh Products Company (Class A)              1,458      88,300
                + Tekelec                                          1,958      23,863
                  Tektronix, Inc.                                  3,200      96,600
                + Telebanc Financial Corporation                   1,300      50,375
                + TeleTech Holdings, Inc.                          1,700      17,213
                  Tennant Company                                    746      23,872
                + Terayon Communication Systems, Inc.              1,100      61,463
                + Terex Corporation                                1,309      39,843
                  Terra Industries, Inc.                           3,800      15,200
                + Tesoro Petroleum Corporation                     3,058      48,737
                + Tetra Tech, Inc.                                 4,290      70,785
                  Texas Industries, Inc.                           2,324      90,055
                  Texas Regional Bancshares, Inc.
                    (Class A)                                      1,178      32,027
                + theglobe.com, inc.                                 700      13,781
                + Theragenics Corporation                          2,537      17,600
                + Thermo Cardiosystems Inc.                        1,740      18,923
                  Thomas Industries Inc.                           2,889      59,225
                  The Timken Company                               3,000      58,500
                + The Titan Corporation                            3,300      36,300
                  Titanium Metals Corporation                      1,802      20,047
                + Toll Brothers, Inc.                              3,188      68,343
                  The Topps Company, Inc.                          3,700      26,941
                + Tom Brown, Inc.                                  3,012      46,874
                  The Toro Company                                 1,645      64,772
                + Total Renal Care Holdings, Inc.                  5,500      85,594
                + Tower Automotive, Inc.                           3,735      95,009
                  Town & Country Trust                             1,166      20,842
                + Trammell Crow Company                            3,139      51,597
                + Trans World Airlines, Inc.                       5,000      24,688
                + Trans World Entertainment Corporation            2,400      27,000
                + Transaction Network Services, Inc.                 900      26,325
                + Transaction Systems Architects, Inc.
                    (Class A)                                      2,283      89,037
                + Transkaryotic Therapies, Inc.                    2,125      70,125
                + TransMontaigne Inc.                              3,580      44,974
                + TranSwitch Corporation                           1,200      56,850
                  Tredegar Corporation                             1,552      33,756
                  Trenwick Group Inc.                              1,761      43,420
                + Triad Guaranty Inc.                              2,030      36,413
                + Triad Hospitals, Inc.                            2,700      36,450
                  Triangle Bancorp, Inc.                           3,891      65,904
                + Triangle Pharmaceuticals, Inc.                   2,300      41,400
                + Triarc Companies, Inc.                           2,041      43,371
                + Trimble Navigation Limited                       3,378      43,492
                  TriNet Corporate Realty Trust, Inc.              2,970      82,232
                  Trinity Industries, Inc.                         3,403     114,001
                + TriQuint Semiconductor, Inc.                       700      39,769
                + Triumph Group, Inc.                              1,360      34,680
                  True North Communications Inc.                   2,800      84,000
                  The Trust Company of New Jersey                  1,353      31,796
                  TrustCo Bank Corp NY                             2,191      58,883
                + Tuboscope Inc.                                   4,701      64,345
                  Tupperware Corporation                           3,600      91,800
                + Tut Systems, Inc.                                  900      44,044
                + Twinlab Corporation                              2,224      19,113
                + Tyler Technologies, Inc.                         3,500      24,063
                + U.S. Bioscience, Inc.                            1,900      18,525
                + U.S. Francise Systems, Inc.                      1,300      30,144
                + U.S. Home Corporation                            1,005      35,678
                + UCAR International Inc.                          3,200      80,800
                  UGI Corporation                                  3,200      64,600
                + UICI                                             2,440      67,405
                  UMB Financial Corporation                        1,765      75,674
                + UNOVA, Inc.                                      3,887      61,706
                + URS Corporation                                  1,100      32,244
                + US Oncology, Inc.                                3,611      43,332
                  USBANCORP, Inc.                                  1,146      18,050
                  USEC Inc.                                        6,300      93,713
                  USFreightways Corporation                        2,756     127,637


                                    22 & 23

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)

                  Merrill Lynch Small Cap Index Series (concluded)
                  ------------------------------------------------------------------
COMMON STOCKS                                                     Shares     Value
(concluded)       Issue                                            Held    (Note 1a)
====================================================================================
                + USinternetworking, Inc.                            800  $   33,600
                  UST Corp.                                        3,940     119,185
                + Ultratech Stepper, Inc.                          2,375      35,773
                + UniCapital Corporation                           3,949      24,928
                  Unifi, Inc.                                      4,200      89,250
                  UniFirst Corporation                             2,168      39,837
                + UniSource Energy Corporation                     4,093      48,860
                + Unistar Financial Service Corp.                  1,300      76,700
                  United Asset Management Corporation              4,216      95,914
                  United Bankshares, Inc.                          4,619     122,404
                  United Community Financial Corp.                 2,500      36,719
                  United Dominion Realty Trust, Inc.               7,700      90,475
                  The United Illuminating Company                  1,723      73,120
                  United National Bancorp                            713      16,934
                + United States Satellite Broadcasting
                    Company, Inc.                                  4,571      82,265
                + United Stationers, Inc.                          2,580      56,760
                  United Television, Inc.                            307      32,197
                  United Water Resources Inc.                      2,140      48,551
                + Unitrode Corporation                             2,345      67,272
                  Universal Corporation                            1,980      56,306
                  Universal Foods Corporation                      5,090     107,526
                  Urban Shopping Centers, Inc.                     1,100      34,650
                + VWR Scientific Products Corporation              1,610      59,067
                + Vail Resorts, Inc.                               2,995      52,413
                  Valero Energy Corporation                        3,200      68,600
                  Valmont Industries, Inc.                         2,844      48,437
                + ValueVision International, Inc. (Class A)        2,300      45,713
                + The Vantive Corporation                          2,300      26,306
                + Varco International, Inc.                        3,700      40,469
                + Varian Inc.                                      2,500      33,750
                  Varian Medical Systems, Inc.                     2,364      59,691
                + Varian Semiconductor Equipment
                    Associates, Inc.                               2,400      40,800
                  Varlen Corporation                               1,100      44,550
                + Veeco Instruments Inc.                             600      20,400
                + Ventana Medical Systems, Inc.                    1,400      26,775
                  Ventas, Inc.                                     7,039      37,835
                + Veritas DGC Inc.                                 2,321      42,503
                + Verity, Inc.                                     1,100      59,606
                + Vertex Pharmaceuticals Incorporated              2,499      60,288
                + VerticalNet, Inc.                                1,300     136,500
                + Veterinary Centers of America, Inc.              2,613      35,439
                + Viatel, Inc.                                       700      39,288
                + Vical Incorporated                               1,800      21,825
                + Vicor Corporation                                2,196      46,528
                  Vintage Petroleum, Inc.                          3,053      32,820
                + Visio Corporation                                2,638     100,409
                + Visual Networks, Inc.                            1,866      59,712
                + Vlasic Foods International Inc.                  2,300      16,819
                  W.H. Brady Co.                                   2,129      69,193
                + W.R. Grace & Co.                                 4,000      73,500
                  WD-40 Company                                    2,161      54,025
                  WICOR, Inc.                                      3,019      84,343
                + WMS Industries Inc.                              1,800      30,600
                  WPS Resources Corporation                        2,160      64,800
                  Wabash National Corporation                      2,828      54,793
                  The Wackenhut Corporation (Class A)              1,430      42,543
                + Wackenhut Corrections Corporation                1,200      23,775
                  Walden Residential Properties, Inc.              1,960      42,140
                  Wallace Computer Services, Inc.                  3,577      89,425
                + Walter Industries, Inc.                          3,629      46,950
                  Washington Federal, Inc.                         4,419      99,151
                  Washington Gas Light Company                     4,200     109,200
                  Washington Real Estate Investment Trust          2,700      45,731
                + Waste Connections, Inc.                          1,000      30,500
                  Watsco, Inc.                                     2,700      44,213
                  Watts Industries, Inc. (Class A)                 1,996      38,298
                  Wausau-Mosinee Paper Corporation                 5,006      90,108
                + Wave Systems Corp. (Class A)                     2,900      55,100
                + Wavo Corporation                                 1,900      12,113
                  Webster Financial Corporation                    3,465      93,988
                + WebTrends Corporation                              500      23,063
                  Weeks Corporation                                1,594      48,617
                  Weingarten Realty Investors                      2,104      87,842
                  Wellman, Inc.                                    3,235      51,558
                + Wellsford Real Properties Inc.                   4,971      53,438
                  Werner Enterprises, Inc.                         3,385      70,239
                  WesBanco, Inc.                                   1,655      49,650
                + Wesley Jessen VisionCare, Inc.                   1,000      32,375
                  West Coast Bancorp                               1,149      20,108
                  West Pharmaceutical Services, Inc.               1,007      39,525
                  Westamerica Bancorporation                       3,158     115,267
                  Western Bancorp                                  1,212      52,722
                + Western Digital Corporation                      6,900      44,850
                  Western Investment Real Estate Trust             5,022      58,381
                  Westernbank Puerto Rico                          2,296      29,992
                  Westfield America, Inc.                          2,278      34,312
                  Westinghouse Air Brake Co.                       1,361      35,301
                + Westwood One, Inc.                               1,625      57,992
                + The Wet Seal, Inc. (Class A)                     1,355      38,787
                  White Mountains Insurance Group Inc                600      84,600
                  Whitney Holding Corporation                      2,359      93,770
                + Whole Foods Market, Inc.                         1,800      86,513
                + Wind River Systems, Inc.                         3,502      56,251
                + Windmere-Durable Holdings, Inc.                  1,952      32,940
                + Wisconsin Central Transportation
                    Corporation                                    4,082      77,048
                  Witco Corporation                                3,300      66,000
                + Wolverine Tube, Inc.                             1,459      36,657
                  Wolverine World Wide, Inc.                       3,802      53,228
                + World Access, Inc.                               3,517      49,678
                + World Color Press, Inc.                          3,928     108,020
                  Worthington Industries, Inc.                     6,026      99,052
                + Wyman-Gordon Company                             2,040      39,398
                  Wynn's International, Inc.                       2,816      51,920
                  XL Capital Ltd. (Class A)                        1,130      63,846
                + XTRA Corporation                                 1,600      73,500
                + Xircom, Inc.                                     1,561      46,928
                + Xomed Surgical Products, Inc.                      900      43,819
                + Xoom.com, Inc.                                     600      31,425
                  Yankee Energy System, Inc.                         836      33,179
                + Yellow Corporation                               3,127      54,527
                + Young Broadcasting Inc. (Class A)                1,100      46,819
                  Zebra Technologies Corporation
                    (Class A)                                      2,343      90,059
                  Zenith National Insurance Corp.                    797      19,626
                + Ziff-Davis Inc.--ZDNet                             900      23,400
                  ------------------------------------------------------------------
                  Total Common Stocks (Cost--$73,141,699)--76.0%          72,199,388

=======================================================================================================
SHORT-TERM      Face
OBLIGATIONS     Amount                                      Issue
=======================================================================================================
Commercial   $4,250,000      American Home Products, Inc., 5.70% due 7/01/1999                4,250,000
Paper*        4,500,000      Associates Corporation of North America, 5.50% due 7/01/1999     4,500,000
              4,200,000      CSW Credit, Inc., 5.28% due 7/01/1999                            4,200,000
              4,500,000      Ford Motor Credit Company, 5.50% due 7/01/1999                   4,500,000
              4,500,000      General Electric Capital Corp., 5.75% due 7/01/1999              4,500,000
                772,000      General Motors Acceptance Corp., 5.63% due 7/01/1999               772,000
=======================================================================================================
             Total Short-Term Obligations (Cost--$22,722,000)--23.9%                         22,722,000
=======================================================================================================
             Total Investments (Cost--$95,863,699)--99.9%                                    94,921,388
             Variation Margin on Financial Futures Contracts**--0.2%                            248,400
             Liabilities in Excess of Other Assets--(0.1%)                                     (122,547)
                                                                                            -----------
             Net Assets--100.0%                                                             $95,047,241
                                                                                            ===========
=======================================================================================================

           + Non-income producing security.
           * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
          ** Financial futures contracts purchased as of June 30, 1999 were as follows:

             See Notes to Financial Statements.

--------------------------------------------------------------------------------
Number of                                 Expiration                   Value
Contracts            Issue                   Date                (Notes 1a & 1b)
--------------------------------------------------------------------------------
  108             Russell 2000           September 1999              $24,948,000
--------------------------------------------------------------------------------
(Total Contract Price--$24,089,039)                                  $24,948,000
                                                                     ===========
--------------------------------------------------------------------------------


                                    24 & 25

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX SERIES         As of June 30, 1999
=====================================================================================================================
Assets:              Investments, at value (identified cost--$95,863,699) (Note 1a) ..                   $ 94,921,388
                     Cash ............................................................                        376,361
                     Cash on deposit for financial futures contracts (Note 1b) .......                      1,242,000
                     Receivables:
                        Securities sold ..............................................   $ 20,725,726
                        Contributions ................................................        394,681
                        Variation margin (Note 1b) ...................................        248,400
                        Dividends ....................................................         72,759      21,441,566
                                                                                         ------------
                     Deferred organization expenses (Note 1e) ........................                          4,237
                     Prepaid expenses and other assets ...............................                          4,713
                                                                                                         ------------
                     Total assets ....................................................                    117,990,265
                                                                                                         ------------
=====================================================================================================================
Liabilities:         Payables:
                        Securities purchased .........................................     21,798,937
                        Withdrawals ..................................................      1,134,173
                        Investment adviser (Note 2) ..................................          5,349      22,938,459
                                                                                         ------------
                     Accrued expenses and other liabilities ..........................                          4,565
                                                                                                         ------------
                     Total liabilities ...............................................                     22,943,024
                                                                                                         ------------
=====================================================================================================================
Net Assets:          Net assets ......................................................                   $ 95,047,241
                                                                                                         ============
=====================================================================================================================
Net Assets           Partners' capital ...............................................                   $ 95,130,591
Consist of:                                                                                              ------------
                     Unrealized depreciation on investments--net .....................                        (83,350)
=====================================================================================================================
                     Net assets ......................................................                   $ 95,047,241
                                                                                                         ============
=====================================================================================================================

                     See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX SERIES         For the Six Months Ended June 30, 1999
=====================================================================================================================
Investment Income    Dividends (net of $108 foreign withholding tax) .................                   $    410,613
(Note 1d):           Interest and discount earned ....................................                        293,307
                                                                                                         ------------
                     Total income ....................................................                        703,920
                                                                                                         ------------
=====================================================================================================================
Expenses:            Investment advisory fees (Note 2) ...............................   $     32,832
                     Professional fees ...............................................         29,019
                     Custodian fees ..................................................         16,531
                     Accounting services (Note 2) ....................................            650
                     Amortization of organization expenses (Note 1e) .................            614
                     Trustees' fees and expenses .....................................            291
                     Other ...........................................................            244
                     Total expenses before reimbursement .............................         80,181
                                                                                         ------------
                     Reimbursement of expenses (Note 2) ..............................        (10,445)
                                                                                         ------------
                     Total expenses after reimbursement ..............................                         69,736
                                                                                                         ------------
                     Investment income--net ..........................................                        634,184
                                                                                                         ------------
=====================================================================================================================
Realized &           Realized gain from investments--net .............................                      6,173,710
Unrealized Gain on   Change in unrealized depreciation on investments--net ...........                        143,226
Investments--Net                                                                                         ------------
(Notes 1b, 1d & 3):  Net Increase in Net Assets Resulting from Operations ............                   $  6,951,120
                                                                                                         ============
=====================================================================================================================

                     See Notes to Financial Statements.


                                    26 & 27

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                  For the Six      For the
SMALL CAP                                                                      Months Ended   Year Ended
INDEX SERIES      Increase (Decrease) in Net Assets:                          June 30, 1999  Dec. 31, 1998
==========================================================================================================
Operations:       Investment income--net ...................................   $    634,184   $  1,124,877
                  Realized gain on investments--net ........................      6,173,710      6,658,814
                  Change in unrealized appreciation/depreciation on
                     investments--net ......................................        143,226     (7,991,435)
                                                                               ------------   ------------
                  Net increase (decrease) in net assets resulting from
                     operations ............................................      6,951,120       (207,744)
                                                                               ------------   ------------
==========================================================================================================
Net Capital       Increase (decrease) in net assets derived from net capital
Contributions:       contributions .........................................      4,265,466    (11,706,710)
                                                                               ------------   ------------
==========================================================================================================
Net Assets:       Total increase (decrease) in net assets ..................     11,216,586    (11,914,454)
                  Beginning of period ......................................     83,830,655     95,745,109
                                                                               ------------   ------------
                  End of period* ...........................................   $ 95,047,241   $ 83,830,655
                                                                               ============   ============
==========================================================================================================
                * Undistributed investment income--net .....................   $  2,568,196   $  1,934,012
                                                                               ============   ============
==========================================================================================================

                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                    For the Six        For the         For the Period
SMALL CAP              The following ratios have been derived from               Months Ended      Year Ended     April 9, 1997+ to
INDEX SERIES           information provided in the financial statements.         June 30, 1999    Dec. 31, 1998     Dec. 31, 1997
===================================================================================================================================
Ratios to Average      Expenses, net of reimbursement ........................         .17%*            .17%              .18%*
Net Assets:                                                                        =======          =======           =======
                       Expenses ..............................................         .20%*            .28%              .29%*
                                                                                   =======          =======           =======
                       Investment income--net ................................        1.55%*           1.46%             1.78%*
                                                                                   =======          =======           =======
===================================================================================================================================
Supplemental           Net assets, end of period (in thousands) ..............     $95,047          $83,831           $95,745
Data:                                                                              =======          =======           =======
                       Portfolio turnover ....................................       31.56%           48.16%            16.45%
                                                                                   =======          =======           =======
===================================================================================================================================

                     * Annualized.
                     + Commencement of operations.

                       See Notes to Financial Statements.


                                    28 & 29

                               Merrill Lynch Small Cap Index Fund, June 30, 1999

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.08% of the average daily value of the Series' net assets. For the six months ended June 30, 1999, MLAM earned fees of $32,832, of which $10,445 were voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1999 were $22,687,067 and $30,415,931, respectively.

Net realized gains for the six months ended June 30, 1999 and net unrealized gains (losses) as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                    Realized        Unrealized
                                                      Gains       Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments .....................        $5,035,995      $ (942,311)
Financial futures contracts ...............         1,137,715         858,961
                                                   ----------      ----------
Total .....................................        $6,173,710      $  (83,350)
                                                   ==========      ==========
--------------------------------------------------------------------------------

As of June 30, 1999, net unrealized depreciation for Federal income tax purposes aggregated $942,311, of which $7,079,267 related to appreciated securities and $8,021,578 related to depreciated securities. At June 30, 1999, the aggregate cost of investments for Federal income tax purposes was $95,863,699.


                                    30 & 31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 3--6/99

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